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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05460

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Karen Dunn Kelley 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 8/31/15

Item 1. Report to Stockholders.

Annual Report to Shareholders	August 31, 2015

Investor Class AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Premier Portfolio Premier U.S. Government Money Portfolio Premier Tax-Exempt Portfolio

2 Letters to Shareholders

4 Fund Data

4 Fund Objectives and Strategies

5 Fund Composition by Maturity

7 Schedules of Investments

22 Financial Statements

24 Notes to Financial Statements

30 Financial Highlights

31 Auditor’s Report

32 Fund Expenses

33 Approval of Investment Advisory and Sub-Advisory Contracts

35 Tax Information

T-1 Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2015, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

Investor Class shares of each Fund are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2015. As always, we thank you for investing with us.

Through a combination of short-term cash management securities and selective use of securities with slightly longer dated maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Economic prospects for the US economy continued to improve over the last year and the US Federal Reserve (the Fed) maintained its zero interest rate policy which limited money market fund yields to near zero. Employment in the US continued its sixth year of improvement as the unemployment rate reached its lowest level since 2008[1], and US economic growth remained relatively stable at 2.7% for the year ended June 30, 2015.[2] These positive economic data convinced many that the need for rates near zero, initially implemented as an emergency accommodation in 2008, had diminished and the Fed may consider raising interest rates. However, a number of factors had kept the Fed at bay. These factors included stubbornly low US inflation and concerns about slower growth in emerging markets and China, and their potential impact on financial markets.

Since last year, some short-term yields have risen due to the belief the Fed might raise rates. For example, the 12 month US Treasury bill yielded 0.38% on August 31, 2015, up from 0.09% a year earlier.[3] Similarly, the three month US dollar Libor increased 9.5 basis points to 0.33% over the reporting period.[3] (A basis point is one one-hundredth of a percentage point.)

US money market fund reform

The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in 2014, which are set to be fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. In April 2015, Invesco Global Liquidity did announce our intentions not to implement liquidity fees and redemption gates in our government money market funds when reform is fully implemented. Additionally, our government money market funds already comply with the new requirement that at least 99.5% of these funds be invested in cash, government securities and repurchase agreements backed by government securities.

We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies. Invesco Global Liquidity currently plans to offer a similar suite of solutions post reform.

Invesco Global Liquidity

For more than 30 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors.

Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Again, thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: Bureau of Labor Statistics
2	Source: Bureau of Economic Analysis
3	Source: Bloomberg

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

■ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

■ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.
■ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Investor Class data as of 8/31/15
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Premier	15 - 44 days	15 days	61 days	$50.7 million
Premier U.S. Government Money	33 - 53 days	42 days	90 days	22.4 million
Premier Tax-Exempt	14 - 47 days	27 days	28 days	8.0 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund Objectives and Strategies

Premier Portfolio

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US and foreign banks; repurchase agreements; commercial paper; and municipal securities.

Premier U.S. Government Money Portfolio

Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, and repurchase agreements secured by those obligations and securities.

Premier Tax-Exempt Portfolio

Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in securities that pay interest that is excluded from gross income for federal income tax purposes, and that do not produce income that would be considered to be an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/15

	Premier Portfolio2-15, 17-19	Premier U.S. Government Money Portfolio3, 8-12, 14, 16, 17, 19	Premier Tax-Exempt Portfolio1-14, 17-19
1 - 7	40.6%	35.5%	87.2%	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
8 - 30	15.1	8.1	0.3
31 - 60	18.2	9.3	1.4
61 - 90	2.1	10.1	0.6
91 - 180	15.4	27.3	3.8
181+	8.6	9.7	6.7

1	Alternative minimum tax risk. A portion of the Fund’s otherwise tax-exempt income may be taxable to those shareholders subject to the federal alternative minimum tax.
2	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
3	Cash/cash equivalents risk. Holding cash or cash equivalents may negatively affect performance.
4	Counterparty risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.
5	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
6	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
7	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
8	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
9	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. Liquidity is also the risk that a Fund may not be able to pay redemption proceeds within an allowable amount of time.
10	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
11	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
12	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
13	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

continued on page 6

5                          AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

continued from page 5

14	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
15	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
16	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
17	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
18	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.
19	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.

6                          AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2015

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–39.14%(a)
Asset-Backed Securities — Consumer Receivables–5.51%
Barton Capital LLC(b)(c)	0.25%	11/02/15	$20,000	$20,000,000
Barton Capital LLC(b)(c)	0.25%	11/02/15	25,000	25,000,000
Barton Capital LLC(b)(c)	0.26%	11/18/15	20,000	20,000,000
Barton Capital LLC(b)(c)	0.26%	12/04/15	25,000	25,000,000
Old Line Funding, LLC(b)	0.24%	10/01/15	85,000	84,983,000
Old Line Funding, LLC(b)(c)	0.37%	01/04/16	35,000	35,000,000
Old Line Funding, LLC(b)(c)	0.37%	01/12/16	75,000	75,000,000
Thunder Bay Funding, LLC(b)	0.24%	10/01/15	29,000	28,994,200
Thunder Bay Funding, LLC(b)	0.28%	10/13/15	30,000	29,990,200
Thunder Bay Funding, LLC(b)(c)	0.37%	01/04/16	28,000	28,000,000
				371,967,400

Asset-Backed Securities — Fully Supported–2.28%
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.31%	01/06/16	20,000	20,000,000
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.31%	01/07/16	25,000	25,000,000
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	09/09/15	24,000	23,998,880
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.24%	10/19/15	25,000	24,992,000
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.24%	10/19/15	60,000	59,980,800
				153,971,680

Asset-Backed Securities — Fully Supported Bank–8.73%
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(d)	0.25%	10/08/15	20,000	19,994,861
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.36%	12/14/15	88,000	88,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.37%	01/12/16	50,000	50,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.28%	09/01/15	20,000	20,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.36%	12/11/15	29,000	29,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.36%	12/14/15	20,000	20,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.37%	01/08/16	48,100	48,100,000
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(d)	0.25%	10/05/15	70,000	69,983,472
Crown Point Capital Co., LLC–Series A (Multi-CEP’s)(b)(d)	0.25%	10/07/15	45,000	44,988,750
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.21%	09/15/15	30,000	29,997,550
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(d)	0.22%	09/23/15	50,000	49,993,278
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(d)	0.30%	10/14/15	30,000	29,989,250
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.31%	11/10/15	45,000	44,998,263
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.34%	11/06/15	25,000	25,000,000
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.22%	10/07/15	20,000	19,995,600
				590,041,024

Asset-Backed Securities — Multi-Purpose–4.06%
Chariot Funding, LLC(b)	0.30%	10/07/15	27,000	26,991,900
Chariot Funding, LLC(b)	0.30%	10/15/15	27,000	26,990,100
Chariot Funding, LLC (b)	0.30%	10/16/15	25,000	24,990,625
CHARTA, LLC(b)	0.20%	09/10/15	26,000	25,998,700
CRC Funding, LLC(b)	0.20%	09/10/15	21,100	21,098,945
Jupiter Securitization Co. LLC(b)	0.30%	10/20/15	35,000	34,985,708
Jupiter Securitization Co. LLC(b)	0.32%	11/18/15	25,000	24,982,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Multi-Purpose–(continued)
Nieuw Amsterdam Receivables Corp.(b)(d)	0.22%	09/03/15	$48,000	$47,999,413
Versailles Commercial Paper LLC(b)(c)	0.26%	10/02/15	20,000	20,000,000
Versailles Commercial Paper LLC(b)(c)	0.26%	10/02/15	20,000	20,000,000
				274,038,058

Diversified Banks–11.98%
BNP Paribas S.A.(d)	0.25%	09/14/15	20,000	19,998,194
Commonwealth Bank of Australia(b)(d)	0.21%	09/28/15	23,000	22,996,378
Commonwealth Bank of Australia(b)(c)(d)	0.33%	05/20/16	25,000	25,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.34%	05/19/16	20,000	19,998,716
Commonwealth Bank of Australia(b)(c)(d)	0.34%	05/26/16	70,000	69,984,772
DBS Bank Ltd.(b)(d)	0.20%	09/02/15	26,000	25,999,856
DBS Bank Ltd.(b)(d)	0.21%	09/18/15	30,000	29,997,025
DBS Bank Ltd.(b)(d)	0.21%	09/21/15	25,000	24,997,083
DBS Bank Ltd.(b)(d)	0.22%	09/24/15	30,000	29,995,783
ING (US) Funding LLC(d)	0.22%	09/14/15	20,000	19,998,411
ING (US) Funding LLC(d)	0.27%	09/18/15	20,000	19,997,450
J.P. Morgan Securities LLC(c)	0.38%	01/19/16	30,000	30,000,000
Mizuho Bank Ltd.(b)(d)	0.29%	10/15/15	40,000	39,986,066
Mizuho Bank Ltd.(b)(d)	0.30%	10/27/15	27,000	26,987,400
National Australia Bank Ltd.(b)(d)	0.22%	10/01/15	27,500	27,495,073
National Australia Bank Ltd.(b)(c)(d)	0.34%	01/29/16	20,000	20,000,000
Nordea Bank Finland PLC(b)(d)	0.26%	10/23/15	92,000	91,965,810
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	09/09/15	32,000	31,998,507
Standard Chartered Bank(b)(d)	0.28%	09/03/15	20,000	19,999,689
Toronto-Dominion Holdings (USA) Inc.(b)(d)	0.20%	09/28/15	26,000	25,996,100
Toronto-Dominion Holdings (USA) Inc.(b)(d)	0.22%	09/17/15	39,000	38,996,187
Toronto-Dominion Holdings (USA) Inc.(b)(d)	0.30%	10/16/15	62,000	61,976,750
Toronto-Dominion Holdings (USA) Inc.(b)(d)	0.30%	10/19/15	32,400	32,387,040
Toronto-Dominion Holdings (USA) Inc.(b)(d)	0.30%	10/22/15	30,000	29,987,250
United Overseas Bank Ltd.(b)(d)	0.32%	11/17/15	23,000	22,984,258
				809,723,798

Industrial Conglomerates–0.78%
Danaher Corp.(b)	0.27%	10/05/15	52,500	52,486,613

Regional Banks–4.69%
BNZ International Funding Ltd.(b)(d)	0.26%	09/16/15	27,000	26,997,075
BNZ International Funding Ltd.(b)(d)	0.26%	09/21/15	25,000	24,996,389
BNZ International Funding Ltd.(b)(d)	0.27%	09/08/15	26,000	25,998,660
Landesbank Hessen-Thueringen Girozentrale(b)(d)	0.19%	09/22/15	50,000	49,994,458
Landesbank Hessen-Thueringen Girozentrale(b)(d)	0.20%	09/04/15	75,000	74,998,750
Landesbank Hessen-Thueringen Girozentrale(b)(d)	0.20%	09/18/15	40,000	39,996,222
Macquarie Bank Ltd. (Australia)(b)(c)(d)	0.41%	01/22/16	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.27%	09/01/15	24,000	24,000,000
				316,981,554

Specialized Finance–1.11%
Nederlandse Waterschapsbank N.V.(b)(d)	0.24%	09/04/15	50,000	49,999,000
Nederlandse Waterschapsbank N.V.(b)(d)	0.27%	11/09/15	25,000	24,987,063
				74,986,063
Total Commercial Paper (Cost $2,644,196,190)				2,644,196,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–31.43%
Bank of Montreal(c)(d)	0.22%	09/15/15	$20,000	$20,000,000
Bank of Montreal(c)(d)	0.25%	09/03/15	46,000	46,000,000
Bank of Montreal(c)(d)	0.29%	12/11/15	26,000	26,000,000
Bank of Montreal(d)	0.36%	01/20/16	25,000	25,000,000
Bank of Nova Scotia(c)(d)	0.33%	03/09/16	26,000	26,000,000
Bank of Nova Scotia(c)(d)	0.43%	08/29/16	42,000	42,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.20%	09/08/15	40,000	40,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)(d)	0.32%	09/14/15	35,000	35,000,000
BNY Mellon Ltd.(d)	0.07%	09/01/15	293,750	293,750,000
Canadian Imperial Bank of Commerce(c)(d)	0.34%	01/08/16	27,000	27,000,000
China Construction Bank Corp.(d)	0.20%	09/08/15	20,000	20,000,000
DZ Bank AG Deutsche Zentral-Genossenschafts Bank(d)	0.31%	10/06/15	20,000	20,000,000
HSBC Bank USA N.A.(c)(d)	0.33%	12/11/15	29,000	29,000,000
HSBC Bank USA N.A.(c)(d)	0.34%	12/18/15	30,000	30,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.28%	09/21/15	30,000	30,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.28%	09/22/15	20,000	20,000,000
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.40%	01/27/16	25,000	25,000,000
Mizuho Bank Ltd.(d)	0.26%	10/01/15	40,000	40,000,000
Mizuho Bank Ltd.(d)	0.27%	09/22/15	23,000	23,000,000
Nordea Bank Finland PLC(d)	0.21%	09/01/15	30,000	30,000,000
Nordea Bank Finland PLC(d)	0.25%	10/23/15	20,000	19,999,856
Norinchukin Bank (The)(d)	0.20%	09/04/15	30,000	30,000,000
Norinchukin Bank (The)(d)	0.26%	09/14/15	29,000	29,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	09/08/15	30,000	30,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	10/05/15	21,000	21,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.24%	09/18/15	30,000	30,000,000
Rabobank Nederland(d)	0.24%	09/17/15	29,000	29,000,000
Royal Bank of Canada(c)(d)	0.35%	02/08/16	27,000	27,000,000
Royal Bank of Canada(c)(d)	0.40%	09/02/16	100,000	100,000,000
Skandinaviska Enskilda Banken AB(d)	0.07%	09/01/15	300,000	300,000,000
Standard Chartered Bank(c)(d)	0.37%	12/17/15	77,000	77,000,000
Standard Chartered Bank(c)(d)	0.36%	01/15/16	20,000	20,000,000
Sumitomo Mitsui Banking Corp.(d)	0.26%	09/08/15	52,000	52,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.26%	09/16/15	25,000	25,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.29%	10/13/15	25,500	25,500,000
Svenska Handelsbanken AB (d)	0.06%	09/01/15	300,000	300,000,000
Toronto-Dominion Bank (The)(c)(d)	0.35%	01/20/16	30,000	30,000,000
Toronto-Dominion Bank (The)(c)(d)	0.45%	08/17/16	20,000	20,000,000
Wells Fargo Bank, N.A.(c)	0.28%	09/01/15	20,000	20,000,000
Wells Fargo Bank, N.A.(c)	0.34%	01/12/16	40,000	40,000,000
Westpac Banking Corp.(d)	0.20%	09/09/15	50,000	50,000,000
Total Certificates of Deposit (Cost $2,123,249,856)				2,123,249,856

Variable Rate Demand Notes–4.36%(e)
Credit Enhanced–4.36%
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	10/01/33	2,400	2,400,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/38	21,000	21,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(d)(f)	0.01%	12/31/47	$25,205	$25,205,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/33	1,800	1,800,000
Cleveland (City of), & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/37	6,375	6,375,000
Coshocton (County of) (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	03/01/19	1,300	1,300,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.04%	07/01/37	7,100	7,100,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(d)(f)	0.16%	03/01/21	3,700	3,700,000
Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.02%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.02%	06/01/40	255	255,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	2,900	2,900,000
Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	07/01/35	17,500	17,500,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	06/01/37	7,975	7,975,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	09/01/48	8,000	8,000,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	07/01/38	2,810	2,810,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/29	4,050	4,050,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/01/33	9,495	9,495,000
Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/26	8,400	8,400,000
New York (State of) Housing Finance Agency (8 East 102nd Street Housing); Series 2010 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	05/01/44	76,790	76,790,000
Oregon (State of) Facilities Authority (Peace Health); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	08/01/34	61,875	61,875,000
Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	01/01/27	4,030	4,030,000
Washington (State of) Housing Finance Commission (Panorama City); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/43	7,000	7,000,000
Total Variable Rate Demand Notes (Cost $294,805,000)				294,805,000

Notes–4.15%
New York Life Global Funding, Sec. Notes(b)(c)	0.35%	08/05/16	25,000	25,000,000
Wells Fargo Bank, N.A., Sr. Unsec. Medium-Term Notes(c)	0.40%	09/19/16	80,000	80,000,000
Wells Fargo Bank, N.A., Unsec. Medium-Term Notes (c)	0.40%	09/19/16	100,000	100,000,000
Westpac Banking Corp., Sr. Unsec. Notes (b)(c)(d)	0.53%	09/06/16	75,000	75,000,000
Total Notes (Cost $280,000,000)				280,000,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.08% (Cost $5,342,251,046)				5,342,251,046

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–20.90%(g)
Citigroup Global Markets Inc., Joint agreement dated 08/31/15, aggregate maturing value of $400,001,333 (collateralized by U.S. Treasury obligations valued at $408,000,000; 0%-3.75%, 07/31/17-08/15/44)	0.12%	09/01/15	$147,000,490	$147,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 03/16/15 (collateralized by Domestic Agency Mortgage-backed securities valued at $167,028,419; 3.50%-7.00%, 01/20/29-07/20/45)(d)(h)	0.57%	—	—	163,750,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/25/15, maturing value of $50,001,944 (collateralized by Domestic Agency Mortgage-backed securities valued at $51,000,576; 5.62%-5.95%, 07/25/38-03/25/45)(d)(i)	0.20%	09/01/15	50,001,944	50,000,000
ING Financial Markets, LLC, Agreement dated 08/31/15, maturing value $15,000,125 (collateralized by Domestic Corporate obligation valued at $16,500,795; 3.88%-6.88%, 02/15/17-07/23/25)(d)	0.30%	09/01/15	15,000,125	15,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/26/15, maturing value of $172,130,242 (collateralized by Domestic Non-Agency Mortgage-backed securities, Domestic Non-Agency Asset-backed securities and Foreign Corporate obligations valued at $189,200,000; 0%-6.48%, 04/18/25-02/12/51)(i)	0.47%	10/23/15	172,130,242	172,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/31/15, maturing value of $83,041,961 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities & Domestic Non-Agency Mortgage-backed securities valued at $91,300,000; 0.38%-5.53%, 03/15/28-10/25/47)	0.52%	10/05/15	83,041,961	83,000,000
RBC Capital Markets Corp., Joint term agreement dated 07/27/15, aggregate maturing value of $200,051,111 (collateralized by Domestic Agency Mortgage-backed securities valued at $204,000,000; 2.00%-7.00%, 10/01/23-08/20/45)(i)	0.10%	10/27/15	50,012,778	50,000,000
RBC Capital Markets Corp., Term agreement dated 06/04/15, maturing value of $124,831,088 (collateralized by Domestic and Foreign Corporate obligations valued at $130,987,500; 0%-10.20%, 07/12/16-09/15/45)(d)(i)	0.26%	09/02/15	124,831,088	124,750,000
RBC Capital Markets Corp., Term agreement dated 07/06/15, maturing value of $100,069,000 (collateralized by Domestic Agency Mortgage-backed securities & Foreign Corporate obligation valued at $102,000,000; 0%-81.42%, 04/10/18-08/01/45)(d)(i)	0.27%	10/06/15	100,069,000	100,000,000
Societe Generale, Joint agreement dated 08/31/15, maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	101,719,752	101,719,385
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $600,002,500 (collateralized by Domestic Agency Mortgage-backed securities valued at $612,000,001; 3.50%, 06/01/45-07/01/45	0.15%	09/01/15	200,000,833	200,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $550,002,292 (collateralized by Domestic Agency Mortgage-backed securities valued at $561,000,000; 0.50%-8.50%, 01/25/18-08/01/45)	0.15%	09/01/15	150,000,625	150,000,000
Wells Fargo Securities, LLC, Term agreement dated 06/04/15, maturing value of $55,068,750 (collateralized by Domestic and Foreign Corporate obligations, U.S. Government Sponsored Agency obligations and Domestic and Foreign Commercial Paper valued at $57,698,112; 0%-9.38%, 09/11/15-12/31/99)(i)	0.50%	09/02/15	55,068,750	55,000,000
Total Repurchase Agreements (Cost $1,412,219,385)				1,412,219,385
TOTAL INVESTMENTS(j)(k)–99.98% (Cost $6,754,470,431)				6,754,470,431
OTHER ASSETS LESS LIABILITIES–0.02%				1,074,582
NET ASSETS–100.00%				$6,755,545,013

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing

RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $2,464,208,767, which represented 36.48% of the Fund’s Net Assets.
(c)	Interest or dividend rate is predetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 13.7%; Sweden: 11.0%; Japan: 7.6%; Australia: 6.9%; other countries less than 5% each: 20.5%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1H.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are predetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
RBC Capital Markets Corp.	5.2%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2015

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–68.11%
Federal Farm Credit Bank (FFCB)–10.07%
Disc. Notes(a)	0.06%	09/21/15	$6,212	$6,211,793
Disc. Notes(a)	0.16%	01/06/16	5,000	4,997,178
Unsec. Bonds(b)	0.15%	10/08/15	25,000	24,999,868
Unsec. Bonds(b)	0.16%	12/09/15	75,000	74,997,900
Unsec. Bonds	4.88%	12/16/15	1,270	1,287,146
Unsec. Bonds(b)	0.17%	04/21/16	15,000	14,999,556
Unsec. Bonds(b)	0.22%	01/03/17	5,525	5,530,292
Unsec. Bonds(b)	0.23%	07/25/17	10,000	10,009,152
				143,032,885

Federal Home Loan Bank (FHLB)–26.45%
Unsec. Bonds	0.20%	11/17/15	1,800	1,800,063
Unsec. Bonds(b)	0.15%	05/18/16	20,000	20,000,000
Unsec. Disc. Notes(a)	0.20%	09/16/15	20,000	19,998,342
Unsec. Disc. Notes(a)	0.08%	09/23/15	2,783	2,782,872
Unsec. Disc. Notes(a)	0.16%	10/14/15	16,555	16,551,860
Unsec. Disc. Notes(a)	0.15%	11/12/15	40,000	39,988,000
Unsec. Disc. Notes(a)	0.16%	11/12/15	4,000	3,998,720
Unsec. Disc. Notes(a)	0.16%	11/16/15	5,000	4,998,364
Unsec. Disc. Notes(a)	0.15%	11/18/15	18,000	17,993,994
Unsec. Disc. Notes(a)	0.16%	11/25/15	20,000	19,992,680
Unsec. Disc. Notes(a)	0.16%	12/02/15	30,000	29,988,117
Unsec. Disc. Notes(a)	0.16%	12/04/15	9,000	8,996,240
Unsec. Disc. Notes(a)	0.17%	01/06/16	30,000	29,982,537
Unsec. Disc. Notes(a)	0.21%	01/19/16	13,100	13,089,302
Unsec. Disc. Notes(a)	0.21%	01/22/16	4,450	4,446,288
Unsec. Disc. Notes(a)	0.21%	01/26/16	2,000	1,998,285
Unsec. Disc. Notes(a)	0.22%	01/27/16	20,000	19,982,322
Unsec. Disc. Notes(a)	0.20%	02/10/16	1,914	1,912,277
Unsec. Disc. Notes(a)	0.24%	03/21/16	4,000	3,994,725
Unsec. Global Bonds(b)	0.17%	09/08/15	25,000	24,999,927
Unsec. Global Bonds(b)	0.16%	09/17/15	11,000	11,000,016
Unsec. Global Bonds(b)	0.16%	09/28/15	11,000	11,000,045
Unsec. Global Bonds(b)	0.17%	10/09/15	16,500	16,500,314
Unsec. Global Bonds(b)	0.16%	12/15/15	30,000	29,999,767
Unsec. Global Bonds(b)	0.15%	08/18/16	10,000	9,999,514
Unsec. Notes(b)	1.38%	12/11/15	3,550	3,561,138
Unsec. Notes(b)	2.38%	12/11/15	1,565	1,574,332
Unsec. Notes(b)	2.13%	12/21/15	2,075	2,087,035
Unsec. Notes(b)	5.00%	12/21/15	2,340	2,373,982
				375,591,058

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–15.28%
Unsec. Disc. Notes(a)	0.16%	01/11/16	$5,000	$4,997,158
Unsec. Disc. Notes(a)	0.14%	09/04/15	7,500	7,499,913
Unsec. Disc. Notes(a)	0.15%	09/04/15	17,500	17,499,781
Unsec. Disc. Notes(a)	0.15%	09/11/15	10,000	9,999,583
Unsec. Disc. Notes(a)	0.15%	10/09/15	5,000	4,999,235
Unsec. Disc. Notes(a)	0.14%	10/19/15	3,000	2,999,460
Unsec. Disc. Notes(a)	0.14%	11/13/15	20,000	19,994,322
Unsec. Disc. Notes(a)	0.15%	11/16/15	2,500	2,499,208
Unsec. Disc. Notes(a)	0.16%	11/16/15	7,000	6,997,636
Unsec. Disc. Notes(a)	0.15%	12/14/15	5,000	4,997,906
Unsec. Disc. Notes(a)	0.16%	01/20/16	10,000	9,993,929
Unsec. Disc. Notes(a)	0.16%	01/21/16	10,000	9,993,689
Unsec. Disc. Notes(a)	0.19%	01/21/16	21,482	21,466,274
Unsec. Disc. Notes(a)	0.18%	01/22/16	10,000	9,992,850
Unsec. Disc. Notes(a)	0.15%	01/26/16	3,000	2,998,162
Unsec. Disc. Notes(a)	0.19%	01/26/16	25,000	24,981,115
Unsec. Disc. Notes(a)	0.19%	01/29/16	12,000	11,990,500
Unsec. Disc. Notes(a)	0.19%	02/08/16	5,000	4,995,778
Unsec. Global Notes(b)	0.16%	02/18/16	15,000	14,998,934
Unsec. Global Notes(b)	0.20%	01/13/17	5,000	5,003,152
Series M006, Class A, Taxable VRD MFH Ctfs.(c)	0.25%	10/15/45	18,082	18,081,579
				216,980,164

Federal National Mortgage Association (FNMA)–12.79%
Unsec. Disc. Notes(a)	0.14%	09/02/15	2,083	2,082,992
Unsec. Disc. Notes(a)	0.15%	09/09/15	5,000	4,999,833
Unsec. Disc. Notes(a)	0.15%	09/16/15	9,500	9,499,406
Unsec. Disc. Notes(a)	0.14%	10/07/15	15,000	14,997,870
Unsec. Disc. Notes(a)	0.15%	10/07/15	22,192	22,188,732
Unsec. Disc. Notes(a)	0.14%	10/14/15	5,000	4,999,164
Unsec. Disc. Notes(a)	0.13%	10/21/15	10,000	9,998,195
Unsec. Disc. Notes(a)	0.14%	10/21/15	2,885	2,884,459
Unsec. Disc. Notes(a)	0.13%	10/28/15	11,294	11,291,675
Unsec. Disc. Notes(a)	0.14%	11/12/15	25,000	24,993,250
Unsec. Disc. Notes(a)	0.16%	01/11/16	3,000	2,998,295
Unsec. Disc. Notes(a)	0.15%	01/13/16	5,750	5,746,897
Unsec. Disc. Notes(a)	0.17%	01/20/16	12,000	11,992,245
Unsec. Disc. Notes(a)	0.18%	01/27/16	5,000	4,996,300
Unsec. Disc. Notes(a)	0.20%	02/01/16	1,566	1,564,735
Unsec. Disc. Notes(a)	0.20%	02/01/16	3,459	3,456,060
Unsec. Disc. Notes(a)	0.21%	03/01/16	5,000	4,994,692
Unsec. Disc. Notes(a)	0.22%	03/25/16	2,000	1,997,482
Unsec. Global Notes	0.38%	12/21/15	3,178	3,179,560
Unsec. Global Notes(b)	0.22%	08/12/16	5,000	5,002,422
Unsec. Global Notes(b)	5.00%	03/15/16	2,950	3,024,690
Unsec. Notes	0.14%	09/01/15	5,000	5,000,000
Unsec. Notes(b)	0.21%	07/25/16	7,000	7,001,882
Unsec. Notes(b)	0.22%	08/15/16	11,700	11,705,031
Unsec. Notes(b)	10.35%	12/10/15	1,015	1,043,129
				181,638,996

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Overseas Private Investment Corp. (OPIC)–1.05%
Unsec. Gtd. VRD COP Bonds(c)	0.17%	12/15/19	$14,904	$14,904,000

U.S. Treasury Notes–2.47%
U.S. Treasury Notes(b)	0.13%	07/31/17	35,000	35,001,550
TOTAL INVESTMENTS (excluding Repurchase Agreements)–68.11% (Cost $967,148,653)				967,148,653

			Repurchase Amount

Repurchase Agreements–31.88%(d)
BMO Capital Markets Corp., Joint agreement dated 08/31/15, aggregate maturing value of $200,000,667 (collateralized by U.S. Government Sponsored Agency obligations valued at $204,000,745; 0%-6.75%, 09/10/15-11/15/38)	0.12%	09/01/15	100,000,333	100,000,000
Citigroup Global Markets Inc., Joint agreement dated 08/31/15, aggregate maturing value of $250,000,903 (collateralized by U.S. Government Sponsored Agency obligations valued at $255,000,340; 0%-6.25%, 01/20/16-07/15/36)	0.13%	09/01/15	100,000,361	100,000,000
Citigroup Global Markets Inc., Joint term agreement dated 08/12/15, aggregate maturing value of $250,031,597 (collateralized by U.S. Government Sponsored Agency and U.S. Treasury obligations valued at $255,000,000; 0%-8.25%, 09/14/15-04/01/56)(e)	0.13%	09/16/15	50,006,319	50,000,000
ING Financial Markets, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $150,000,542 (collateralized by U.S. Government Sponsored Agency and U.S. Treasury obligations valued at $153,001,075; 0.88%-3.50%, 02/22/17-05/15/2025)	0.13%	09/01/15	50,000,181	50,000,000
ING Financial Markets, LLC, Joint term agreement dated 08/04/15, aggregate maturing value of $250,025,000 (collateralized by U.S. Treasury obligations valued at $255,004,162; 1.75%-3.75%, 05/15/23-11/15/43)(e)	0.12%	09/03/15	70,007,000	70,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 08/26/15, aggregate maturing value of $350,006,125 (collateralized by U.S. Government Sponsored Agency obligations securities valued at $357,000,592; 0%-3.50%, 01/04/16-03/14/33)	0.09%	09/02/15	50,000,875	50,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)(e)	0.13%	09/01/15	32,622,789	32,622,671
Total Repurchase Agreements (Cost $452,622,671)				452,622,671
TOTAL INVESTMENTS(f)–99.99% (Cost $1,419,771,324)				1,419,771,324
OTHER ASSETS LESS LIABILITIES–0.01%				198,749
NET ASSETS–100.00%				$1,419,970,073

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed
MFH	– Multi-Family Housing
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(d)	Principal amount equals value at period end. See Note 1H.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2015

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.92%
Alabama–3.82%
Huntsville (City of); Series 2012 A, Ref. & Improvement GO Wts.	3.00%	11/01/15	$400	$401,865
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.02%	05/01/41	1,300	1,300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.04%	07/01/40	3,000	3,000,000
				4,701,865

Arizona–2.64%
Arizona (State of) Agricultural Improvement and Power District (Salt River); Series 2009 B, Electric System RB	4.00%	01/01/16	250	253,151
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing, LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.03%	04/15/30	3,000	3,000,000
				3,253,151

California–5.74%
California (State of) (Kindergarten University Public Education Facilities); Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC–Citibank, N.A.)(a)(b)	0.01%	05/01/34	2,200	2,200,000
California Infrastructure & Economic Development Bank; Series 2009 C, Pacific Gas & Electric Co., Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.01%	12/01/16	3,400	3,400,000
Torrance (City of); Series 2015, TRAN	1.50%	06/30/16	1,450	1,464,279
				7,064,279

Colorado–1.45%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	02/01/31	300	300,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	07/01/34	300	300,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	06/01/30	400	400,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	04/01/24	150	150,000
Gateway Regional Metropolitan District; Series 2008, Ref. & Improvement VRD Limited Tax GO Bonds (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.07%	12/01/37	640	640,000
				1,790,000

Delaware–1.50%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/36	500	500,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/36	1,350	1,350,000
				1,850,000

District of Columbia–0.37%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	01/01/29	450	450,000

Florida–4.36%
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	10/01/21	945	945,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	07/01/32	3,520	3,520,000
Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(a)(d)(e)	0.05%	12/01/32	900	900,000
				5,365,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–2.66%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)(d)(e)	0.11%	01/01/29	$1,300	$1,300,000
DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	08/01/21	100	100,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	01/01/20	200	200,000
Georgia (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	07/01/16	500	519,433
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(d)(e)	0.17%	12/01/18	400	400,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	09/01/20	300	300,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	11/01/27	460	460,000
				3,279,433

Illinois–2.30%
Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(a)(b)(d)(e)	0.10%	03/01/33	350	350,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.10%	10/01/17	150	150,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.02%	06/01/40	1,305	1,305,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.11%	06/01/17	175	175,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	02/01/21	180	180,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–BMO Harris N.A.)(a)(b)(e)	0.14%	04/01/22	671	671,000
				2,831,000

Indiana–5.86%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	08/01/37	1,000	1,000,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.02%	06/01/40	3,385	3,385,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–BMO Harris, N.A.)(a)(b)(e)	0.14%	03/01/22	1,215	1,215,000
La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–BMO Harris, N.A.)(a)(b)(e)	0.14%	11/01/18	1,430	1,430,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	10/01/19	180	180,000
				7,210,000

Iowa–0.57%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(e)	0.17%	06/01/28	700	700,000

Kansas–2.37%
Olathe (City of); Series 226, Improvement Unlimited Tax GO Bonds	5.00%	10/01/15	200	200,776
Wichita (City of); Series 2015-272, GO Temporary Notes	1.00%	10/15/15	1,275	1,276,323
Wichita (City of); Series 2015-272, GO Temporary Notes	2.00%	04/15/16	1,430	1,445,546
				2,922,645

Kentucky–1.46%
Louisville & Jefferson (County of) Metro Government; Series 2014 E, Unlimited Tax GO Bonds	2.00%	12/01/15	610	612,809
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/38	1,190	1,190,000
				1,802,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–0.21%
Louisiana (State of); Series 2012 A-1, Ref. Gasoline and Fuels Tax RB	5.00%	05/01/16	$250	$257,696

Maryland–1.99%
Baltimore (County of); Series 2010 A, Ref. Consolidated Public Improvement GO Bonds	5.00%	11/01/15	175	176,398
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/28	770	770,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A)(a)(b)	0.01%	07/01/41	815	815,000
Maryland (State of) State and Local Facilities Loan; Series 2013- 1A, GO Bonds	5.00%	03/01/16	275	281,518
Prince George (County of); Series 2011 B, Ref. GO Bonds	5.00%	09/15/15	400	400,747
				2,443,663

Massachusetts–4.09%
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	07/01/38	115	115,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(a)(b)	0.19%	03/01/39	4,925	4,925,000
				5,040,000

Michigan–1.23%
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/19	1,265	1,265,000
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC–FHLB of Indianapolis)(a)(b)(e)	0.17%	07/01/32	250	250,000
				1,515,000

Minnesota–3.73%
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada)(a)(b)(c)(e)	0.03%	08/01/47	4,200	4,200,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/35	250	250,000
St. Paul (City of); Series 2014 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	09/01/15	140	140,000
				4,590,000

Mississippi–0.81%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.01%	12/01/30	1,000	1,000,000

Missouri–3.70%
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.03%	08/01/38	2,245	2,245,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.12%	12/01/19	300	300,000
St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	04/15/27	706	706,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	11/15/43	1,300	1,300,000
				4,551,000

New Hampshire–0.81%
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	07/01/38	1,000	1,000,000

New York–3.25%
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 A, VRD RB (LOC– Bank of China)(a)(b)(c)	0.07%	11/01/49	2,500	2,500,000
Series 2015 A, VRD RB (LOC– Bank of China)(a)(b)(c)	0.07%	11/01/49	1,500	1,500,000
				4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–3.61%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	0.15%	07/01/21	$450	$450,000
Durham (County of); Series 2010 A, Unlimited Tax GO Bonds	5.00%	11/01/15	200	201,598
Greensboro (City of) (Combined Enterprise System); Series 2012 A, Ref. RB	5.00%	06/01/16	200	206,909
Guilford (County of); Series 2009 A, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/16	200	203,976
Guilford (County of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/16	700	716,630
Mecklenburg (County of); Series 2005 C, Unlimited Tax GO Bonds	5.00%	02/01/16	375	382,432
Mecklenburg (County of); Series 2008 B, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/16	190	193,782
Raleigh (City of); Series 2012 B, Public Improvement Unlimited Tax GO Bonds	5.00%	04/01/16	475	488,282
Raleigh (City of ) (Combined Enterprise System); Series 2006 A, RB	5.00%	03/01/16	250	255,994
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(b)(e)	0.08%	08/01/20	1,350	1,350,000
				4,449,603

Ohio–5.28%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	11/01/40	1,200	1,200,000
Cleveland (City of) and Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	01/01/37	1,500	1,500,000
Cuyahoga (County of); Series 2012 A, Ref. Capital Improvement Limited Tax GO Bonds	3.00%	12/01/15	200	201,394
Franklin (County of) (Ohio Health Corp.); Series 2011 C, Ref. Hospital Facilities RB	0.06%	11/15/33	600	600,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.04%	12/01/21	3,000	3,000,000
				6,501,394

Oklahoma–0.20%
Tulsa (County of) Independent School District No. 9 (Union Board of Education) Combined Purpose; Series 2014, Unlimited Tax GO Bonds	1.00%	04/01/16	250	251,012

Oregon–3.14%
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(e)	0.17%	07/01/27	205	205,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	08/01/34	1,600	1,600,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	11/01/28	2,060	2,060,000
				3,865,000

Pennsylvania–5.16%
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(a)(b)	0.15%	11/01/30	760	760,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/25	1,170	1,170,000
Luzerne (County of) Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	11/01/26	195	195,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.13%	12/01/25	400	400,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.17%	04/01/17	100	100,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program); Series 2001 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.13%	08/01/26	100	100,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- The Crefeld School); Series 2001 E-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.13%	12/01/26	425	425,000
Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.17%	12/01/26	575	575,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.13%	08/01/26	$225	$225,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennsylvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.13%	11/01/18	400	400,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	05/01/32	2,000	2,000,000
				6,350,000

South Carolina–0.11%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	07/01/17	140	140,000

Texas–12.75%
Austin Community College District; Series 2015, Limited Tax GO Bonds	3.00%	08/01/16	300	307,245
Collin (County of); Series 2015, Ref. Unlimited Tax Road Bonds	2.00%	02/15/16	1,000	1,008,110
Conroe Independent School District; Series 2012, Ref. Unlimited Tax School Building GO Bonds	5.00%	02/15/16	175	178,792
Dallas (City of); Series 2007, UnRefunded Balance-Ref. & Improvement Limited Tax GO Bonds	5.00%	02/15/16	280	286,083
Dallas (City of); Series 2012, UnRefunded Balance-Ref. Limited Tax GO Bonds	4.00%	02/15/16	450	457,675
Denton (City of); Series 2015, Limited Tax GO Ctfs.	2.00%	02/15/16	480	483,699
Denton (County of); Series 2013, Limited Tax GO Notes	3.00%	04/15/16	250	254,148
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/28	300	300,000
Tarrant (County of) Regional Water District; Series 2012 A, Ref. Water Control & Improvement RB	5.00%	03/01/16	1,100	1,126,157
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/42	5,300	5,300,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/25	6,000	6,000,000
				15,701,909

Utah–2.23%
Ogden (City of) Redevelopment Agency; Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.24%	12/01/27	1,020	1,020,000
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.12%	08/01/28	270	270,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	09/01/32	1,000	1,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.07%	04/01/42	450	450,000
				2,740,000

Virginia–3.82%
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(a)(b)(c)	0.01%	12/31/47	4,500	4,500,000
Fairfax (County of); Series 2013 A, Public Improvement Bonds	4.00%	10/01/15	200	200,627
				4,700,627

Washington–3.44%
Spokane (County of); Series 2011, Ref. Limited Tax GO Bonds	5.00%	12/01/15	375	379,485
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	11/01/32	750	750,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	12/15/44	3,100	3,100,000
				4,229,485

Wisconsin–4.26%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.02%	10/01/42	2,580	2,580,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.08%	07/01/16	$370	$370,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	06/01/37	1,290	1,290,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	07/01/35	1,000	1,000,000
				5,240,000
TOTAL INVESTMENTS(f)(g)–98.92% (Cost $121,786,571)				121,786,571
OTHER ASSETS LESS LIABILITIES–1.08%				1,327,154
NET ASSETS–100.00%				$123,113,725

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 8.0%; other countries less than 5% each: 11.9%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $5,165,000, which represented 4.20% of the Fund’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
PNC Bank, N.A.	6.7%
Federal National Mortgage Association	5.8
Wells Fargo Bank, N.A.	5.8
Federal Home Loan Mortgage Corporation	5.7
TD Bank, N.A.	5.6
Federal Home Loan Banks	5.5
U.S. Bancorp	5.4
Northern Trust Corporation	5.4
JPMorgan Chase Bank, N.A.	5.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Assets and Liabilities

August 31, 2015

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Assets:
Investments, at value and cost	$5,342,251,046	$967,148,653	$121,786,571
Repurchase agreements, at value and cost	1,412,219,385	452,622,671	—
Total investments, at value and cost	6,754,470,431	1,419,771,324	121,786,571
Cash	14,971	—	175,179
Receivable for:
Investments sold	605,000	—	1,000,186
Fund shares sold	19,184	14,815	1,821
Interest	992,080	250,730	147,162
Fund expenses absorbed	—	21,285	3,736
Investment for trustee deferred compensation and retirement plans	—	3,710	—
Total assets	6,756,101,666	1,420,061,864	123,114,655

Liabilities:
Payable for:
Fund shares reacquired	47,832	2,606	—
Amount due custodian	—	33,091	—
Dividends	507,094	52,384	930
Accrued fees to affiliates	1,727	—	—
Trustee deferred compensation and retirement plans	—	3,710	—
Total liabilities	556,653	91,791	930
Net assets applicable to shares outstanding	$6,755,545,013	$1,419,970,073	$123,113,725

Net assets consist of:
Shares of beneficial interest	$6,755,410,466	$1,419,863,169	$123,117,365
Undistributed net investment income	116,890	97,334	27,111
Undistributed net realized gain (loss)	17,657	9,570	(30,751)
	$6,755,545,013	$1,419,970,073	$123,113,725

Net Assets:
Investor Class	$50,777,755	$22,408,804	$8,093,052
Institutional Class	$6,704,767,258	$1,397,561,269	$115,020,673

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	50,776,763	22,407,622	8,093,071
Institutional Class	6,704,636,238	1,397,483,948	115,020,947
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Operations

For the year ended August 31, 2015

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Investment income:
Interest	$19,808,486	$1,665,160	$114,119

Expenses:
Advisory fees	22,700,957	3,948,220	329,715
Less: Fees waived and expenses reimbursed	(6,358,773)	(2,567,776)	(247,059)
Net expenses	16,342,184	1,380,444	82,656
Net investment income	3,466,302	284,716	31,463
Net realized gain from Investment securities	81,031	9,150	—
Net increase in net assets resulting from operations	$3,547,333	$293,866	$31,463

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Changes in Net Assets

For the years ended August 31, 2015 and 2014

	Premier Portfolio		Premier U.S. Government Money Portfolio		Premier Tax-Exempt Portfolio
	2015	2014	2015	2014	2015	2014
Operations:
Net investment income	$3,466,302	$2,170,790	$284,716	$202,213	$31,463	$32,279
Net realized gain	81,031	26,062	9,150	420	—	—
Net increase in net assets resulting from operations	3,547,333	2,196,852	293,866	202,633	31,463	32,279

Distributions to shareholders from net investment income:
Investor Class	(20,466)	(13,745)	(3,405)	(2,701)	(2,059)	(1,801)
Institutional Class	(3,446,141)	(2,156,740)	(281,672)	(199,158)	(29,404)	(30,478)
Total distributions from net investment income	(3,466,607)	(2,170,485)	(285,077)	(201,859)	(31,463)	(32,279)

Share transactions–net:
Investor Class	(7,483,672)	(2,721,436)	2,320,636	(3,176,754)	(2,065,071)	860,662
Institutional Class	(2,619,681,466)	(725,423,786)	17,021,515	(35,822,221)	(4,863,381)	(38,787,103)
Net increase (decrease) in net assets resulting from share transactions	(2,627,165,138)	(728,145,222)	19,342,151	(38,998,975)	(6,928,452)	(37,926,441)
Net increase (decrease) in net assets	(2,627,084,412)	(728,118,855)	19,350,940	(38,998,201)	(6,928,452)	(37,926,441)

Net assets:
Beginning of year	9,382,629,425	10,110,748,280	1,400,619,133	1,439,617,334	130,042,177	167,968,618
End of year*	$6,755,545,013	$9,382,629,425	$1,419,970,073	$1,400,619,133	123,113,725	$130,042,177
* Includes accumulated undistributed net investment income	$116,890	$117,195	$97,334	$93,638	$27,111	$28,522

Notes to Financial Statements

August 31, 2015

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

24                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

Each Fund may periodically participate in litigation related to Fund investments. As such, each Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

Each Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. Each Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in each Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of each Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, each Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Repurchase Agreements — Each Fund may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, each Fund might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover their investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-

25                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund, other than Premier U.S. Government Money Portfolio, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”), the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees equal to 0.07% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.

For the year ended August 31, 2015, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$6,356,268
Premier U.S. Government Money Portfolio	1,105,502
Premier Tax-Exempt Portfolio	—

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2015 are shown below:

	Investor Class	Institutional Class
Premier Portfolio	$15	$2,490
Premier U.S. Government Money Portfolio	18,567	1,443,707
Premier Tax-Exempt Portfolio	16,563	230,496

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively. Invesco and IDI do not charge the Funds any fees under these agreements.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2015, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for each Fund for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those

26                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2015, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/ (Losses)
Premier Portfolio	$56,926,117	$85,090,458	$—
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	176,609,975	146,032,390	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Each Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan, are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

Each Fund is permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, each Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2015 and 2014:

	2015	2014
	Ordinary Income	Ordinary Income
Premier Portfolio	$3,466,607	$2,170,485
Premier U.S. Government Money Portfolio	285,077	201,859
Premier Tax-Exempt Portfolio	31,463	32,279

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Premier Portfolio	$134,547	$—	$—	$6,755,410,466	$6,755,545,013
Premier U.S. Government Money Portfolio	110,615	(3,711)	—	1,419,863,169	1,419,970,073
Premier Tax-Exempt Portfolio	27,111	—	(30,751)	123,117,365	123,113,725

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

27                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Funds have a capital loss carryforward as of August 31, 2015 which expires as follows:

Short-Term
Fund	08/31/19	Not Subject to Expiration	Total*
Premier Portfolio	$—	$—	$—
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	27,083	3,668	30,751

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of income and distributions, on August 31, 2015. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Premier Portfolio	$—	$—	$—
Premier U.S. Government Money Portfolio	4,057	(4,057)	—
Premier Tax-Exempt Portfolio	(1,411)	—	1,411

NOTE 9—Share Information

Premier Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Investor Class	22,961,016	$22,961,016	28,097,935	$28,097,935
Institutional Class	34,430,955,903	34,430,955,903	32,661,374,718	32,661,374,718

Issued as reinvestment of dividends:
Investor Class	20,359	20,359	13,612	13,612
Institutional Class	723,868	723,868	713,838	713,838

Reacquired:
Investor Class	(30,465,047)	(30,465,047)	(30,832,983)	(30,832,983)
Institutional Class	(37,051,361,237)	(37,051,361,237)	(33,387,512,342)	(33,387,512,342)
Net increase (decrease) in share activity	(2,627,165,138)	$(2,627,165,138)	(728,145,222)	$(728,145,222)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 48% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

28                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Share Information-(continued)

Premier U.S. Government Money Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Investor Class	21,626,922	$21,626,922	6,443,901	$6,443,901
Institutional Class	8,968,033,388	8,968,033,388	7,597,696,411	7,597,696,411

Issued as reinvestment of dividends:
Investor Class	3,392	3,392	2,687	2,687
Institutional Class	94,669	94,669	79,484	79,484

Reacquired:
Investor Class	(19,309,678)	(19,309,678)	(9,623,342)	(9,623,342)
Institutional Class	(8,951,106,542)	(8,951,106,542)	(7,633,598,116)	(7,633,598,116)
Net increase (decrease) in share activity	19,342,151	$19,342,151	(38,998,975)	$(38,998,975)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Premier Tax-Exempt Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Investor Class	3,993,654	$3,993,654	5,051,069	$5,051,069
Institutional Class	193,810,192	193,810,192	275,888,102	275,888,102

Issued as reinvestment of dividends:
Investor Class	2,055	2,055	1,794	1,794
Institutional Class	20,604	20,604	23,612	23,612

Reacquired:
Investor Class	(6,060,780)	(6,060,780)	(4,192,201)	(4,192,201)
Institutional Class	(198,694,177)	(198,694,177)	(314,698,817)	(314,698,817)
Net increase (decrease) in share activity	(6,928,452)	$(6,928,452)	(37,926,441)	$(37,926,441)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

29                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Investor Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Premier Portfolio
Year ended 08/31/15	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.04%	$50,778	0.18	%(c)	0.25	%(c)	0.04	%(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	58,261	0.18		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	60,982	0.18		0.25		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	66,914	0.18		0.25		0.11
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	76,601	0.20		0.25		0.08
Premier U.S. Government Money Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	22,409	0.09	(c)	0.25	(c)	0.02	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	20,088	0.07		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	23,265	0.12		0.25		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	22,736	0.11		0.25		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	25,598	0.16		0.25		0.02
Premier Tax-Exempt Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	8,093	0.06	(c)	0.25	(c)	0.03	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	10,158	0.10		0.25		0.01
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	9,297	0.17		0.25		0.04
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	11,025	0.22		0.25		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	11,518	0.24		0.25		0.09

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $53,718, $20,053 and $8,842 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.

30                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Investor Class

Shareholders of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust):

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Investor Class financial highlights present fairly, in all material respects, the financial position of Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (the three portfolios constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter referred to as the “Trusts”) at August 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Investor Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases have not been received, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 27, 2015

Houston, Texas

31                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Investor Class of each Fund, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in each Fund at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses of each Fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investor Class	Beginning Account Value (03/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/15)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/15)	Expenses Paid During Period[2]
Premier Portfolio	$1,000.00	$1,000.30	$0.91	$1,024.30	$0.92	0.18%
Premier U.S. Government Money Portfolio	1,000.00	1,000.10	0.50	1,024.70	0.51	0.10
Premier Tax-Exempt Portfolio	1,000.00	1,000.00	0.25	1.024.95	0.26	0.05

[1]	The actual ending account value is based on the actual total return of each Fund for the period March 1, 2015, through August 31, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

32                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio)

The Board of Trustees (the Board) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and, for Premier Portfolio and Premier Tax-Exempt Portfolio, also the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

Premier Portfolio and Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. With respect to Premier Portfolio and Premier Tax-Exempt Portfolio, the Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of either Fund.

Premier Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Premier U.S. Government Money Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund the same as the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

33                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the third quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was below the performance of the Index for the one year period, at the performance of the Index for the three year period and above the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared each Fund’s contractual management fee rate to the contractual management fee rates of funds in each Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Investor Class shares of each Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

Premier Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Premier U.S. Government Money Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers does not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

Premier Tax-Exempt Portfolio

The Board compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements.

34                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

Each Fund designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2015:

Federal and State Income Tax
	Tax-Exempt Dividends*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*
Premier Portfolio	0.00%	0.00%	0.00%	0.00%
Premier U.S. Government Money Portfolio	0.00%	0.00%	0.00%	0.25%
Premier Tax-Exempt Portfolio	100%	0.00%	0.00%	0.00%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains**	Qualified Interest Income**
Premier U.S. Government Money Portfolio	0.00%	100.00%

**	The above percentage is based on income dividends paid to shareholders during each Fund’s fiscal year.

35                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization).

			144	None
Philip A. Taylor[2] — 1954 Trustee and Executive Vice President	2006

Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company),Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company; Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Chief Executive Officer, Invesco Canada Fund Inc (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.c.

			144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute	144	ALPS (Attorneys Liability Protection Society) (insurance company) and Globe Specialty Metals, Inc. (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	144	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan; Member of the Audit Committee of the Edward-Elmhurst Hospital
James T. Bunch — 1942 Trustee	2000	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Founder, Green Manning & Bunch Ltd. (investment banking firm) (1988-2010); Executive Committee, United States Golf Association: and Chairman, Board of Governors, Western Golf Association;	144	Chairman of the Board of Trustees, Evans Scholars Foundation; and Chairman of the Board, Denver Film Society
Rodney F. Dammeyer — 1940 Trustee	2010

Chairman of CAC, LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			144	Director of Quidel Corporation and Stericycle, Inc.
Albert R. Dowden — 1941 Trustee	2003

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Nature’s Sunshine Products, Inc. and Reich & Tang Funds (5 portfolios) (registered investment company)

Formerly: Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			144	Director of: Nature’s Sunshine Products, Inc., Reich & Tang Funds, Homeowners of America Holding Corporation/ Homeowners of America Insurance Company, the Boss Group
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	144	Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	2003	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None
Larry Soll — 1942 Trustee	1997	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None
Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to 2000, President of the University of Chicago	144	Trustee of the University of Rochester and a member of its investment committee; Member of the National Academy of Sciences and the American Philosophical Society; Fellow of the American Academy of Arts and Sciences

T-2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	144	None
Suzanne H. Woolsey — 1941 Trustee	2014	Chief Executive Officer of Woolsey Partners LLC	144	Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses; Trustee of Colorado College; Trustee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010 Trustee of the Rocky Mountain Institute
Other Officers
Karen Dunn Kelley — 1960 President and Principal Executive Officer	2003

Senior Managing Director, Investments, Invesco Ltd.; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only)

Formerly: Director and President, INVESCO Asset Management (Bermuda) Ltd., Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust	N/A	N/A

T-3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
		Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	2003

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.	N/A	N/A
Lisa O. Brinkley — 1959 Chief Compliance Officer	2004

Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A., Inc.); and Chief Compliance Officer, The Invesco Funds

Formerly: Global Assurance Officer, Invesco Ltd. and Vice President, The Invesco Funds; Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company.

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862 CM-I-TST-AR-1 Invesco Distributors, Inc.

Annual Report to Shareholders	August 31, 2015

Institutional Class AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Premier Portfolio Premier U.S. Government Money Portfolio Premier Tax-Exempt Portfolio

2 Letters to Shareholders

4 Fund Data

4 Fund Objectives and Strategies

5 Fund Composition by Maturity

7 Schedules of Investments

22 Financial Statements

24 Notes to Financial Statements

30 Financial Highlights

31 Auditor’s Report

32 Fund Expenses

33 Approval of Investment Advisory and Sub-Advisory Contracts

35 Tax Information

T-1 Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2015, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2015. As always, we thank you for investing with us.

Through a combination of short-term cash management securities and selective use of securities with slightly longer dated maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Economic prospects for the US economy continued to improve over the last year and the US Federal Reserve (the Fed) maintained its zero interest rate policy which limited money market fund yields to near zero. Employment in the US continued its sixth year of improvement as the unemployment rate reached its lowest level since 2008[1], and US economic growth remained relatively stable at 2.7% for the year ended June 30, 2015.[2] These positive economic data convinced many that the need for rates near zero, initially implemented as an emergency accommodation in 2008, had diminished and the Fed may consider raising interest rates. How-ever, a number of factors had kept the Fed at bay. These factors included stubbornly low US inflation and concerns about slower growth in emerging markets and China, and their potential impact on financial markets.

Since last year, some short-term yields have risen due to the belief the Fed might raise rates. For example, the 12 month US Treasury bill yielded 0.38% on August 31, 2015, up from 0.09% a year earlier.[3] Similarly, the three month US dollar Libor increased 9.5 basis points to 0.33% over the reporting period.[3] (A basis point is one one-hundredth of a percentage point.)

US money market fund reform

The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in 2014, which are set to be fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. In April 2015, Invesco Global Liquidity did announce our intentions not to implement liquidity fees and redemption gates in our government money market funds when reform is fully implemented. Additionally, our government money market funds already comply with the new requirement that at least 99.5% of these funds be invested in cash, government securities and repurchase agreements backed by government securities.

We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies. Invesco Global Liquidity currently plans to offer a similar suite of solutions post reform.

Invesco Global Liquidity

For more than 30 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors.

Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Again, thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: Bureau of Labor Statistics
2	Source: Bureau of Economic Analysis
3	Source: Bloomberg

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

■ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

■ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

■ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Institutional Class data as of 8/31/15
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Premier	15 - 44 days	15 days	61 days	$6.7 billion
Premier U.S. Government Money	33 - 53 days	42 days	90 days	1.3 billion
Premier Tax-Exempt	14 - 47 days	27 days	28 days	115.0 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund Objectives and Strategies

Premier Portfolio

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US and foreign banks; repurchase agreements; commercial paper; and municipal securities.

Premier U.S. Government Money Portfolio

Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, and repurchase agreements secured by those obligations and securities.

Premier Tax-Exempt Portfolio

Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in securities that pay interest that is excluded from gross income for federal income tax purposes, and that do not produce income that would be considered to be an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/15				The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
	Premier Portfolio2-15, 17-19	Premier U.S. Government Money Portfolio3, 8-12, 14, 16, 17, 19	Premier Tax-Exempt Portfolio1-14, 17-19
1 - 7	40.6%	35.5%	87.2%
8 - 30	15.1	8.1	0.3
31 - 60	18.2	9.3	1.4
61 - 90	2.1	10.1	0.6
91 - 180	15.4	27.3	3.8
181+	8.6	9.7	6.7

1	Alternative minimum tax risk. A portion of the Fund’s otherwise tax-exempt income may be taxable to those shareholders subject to the federal alternative minimum tax.
2	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
3	Cash/cash equivalents risk. Holding cash or cash equivalents may negatively affect performance.
4	Counterparty risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.
5	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
6	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
7	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
8	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
9	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. Liquidity is also the risk that a Fund may not be able to pay redemption proceeds within an allowable amount of time.
10	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
11	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
12	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
13	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)                                                                                                       continued on page 6

continued from page 5

14	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
15	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
16	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
17	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
18	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.
19	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2015

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–39.14%(a)
Asset-Backed Securities — Consumer Receivables–5.51%
Barton Capital LLC(b)(c)	0.25%	11/02/15	$20,000	$20,000,000
Barton Capital LLC(b)(c)	0.25%	11/02/15	25,000	25,000,000
Barton Capital LLC(b)(c)	0.26%	11/18/15	20,000	20,000,000
Barton Capital LLC(b)(c)	0.26%	12/04/15	25,000	25,000,000
Old Line Funding, LLC(b)	0.24%	10/01/15	85,000	84,983,000
Old Line Funding, LLC(b)(c)	0.37%	01/04/16	35,000	35,000,000
Old Line Funding, LLC(b)(c)	0.37%	01/12/16	75,000	75,000,000
Thunder Bay Funding, LLC(b)	0.24%	10/01/15	29,000	28,994,200
Thunder Bay Funding, LLC(b)	0.28%	10/13/15	30,000	29,990,200
Thunder Bay Funding, LLC(b)(c)	0.37%	01/04/16	28,000	28,000,000
				371,967,400

Asset-Backed Securities — Fully Supported–2.28%
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.31%	01/06/16	20,000	20,000,000
Fairway Finance Co., LLC (CEP–Bank of Montreal)(b)(c)(d)	0.31%	01/07/16	25,000	25,000,000
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	09/09/15	24,000	23,998,880
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.24%	10/19/15	25,000	24,992,000
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.24%	10/19/15	60,000	59,980,800
				153,971,680

Asset-Backed Securities — Fully Supported Bank–8.73%
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(d)	0.25%	10/08/15	20,000	19,994,861
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.36%	12/14/15	88,000	88,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.37%	01/12/16	50,000	50,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.28%	09/01/15	20,000	20,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.36%	12/11/15	29,000	29,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.36%	12/14/15	20,000	20,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(c)	0.37%	01/08/16	48,100	48,100,000
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(d)	0.25%	10/05/15	70,000	69,983,472
Crown Point Capital Co., LLC–Series A (Multi-CEP’s)(b)(d)	0.25%	10/07/15	45,000	44,988,750
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.21%	09/15/15	30,000	29,997,550
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(d)	0.22%	09/23/15	50,000	49,993,278
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(d)	0.30%	10/14/15	30,000	29,989,250
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.31%	11/10/15	45,000	44,998,263
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.34%	11/06/15	25,000	25,000,000
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.22%	10/07/15	20,000	19,995,600
				590,041,024

Asset-Backed Securities — Multi-Purpose–4.06%
Chariot Funding, LLC(b)	0.30%	10/07/15	27,000	26,991,900
Chariot Funding, LLC(b)	0.30%	10/15/15	27,000	26,990,100
Chariot Funding, LLC (b)	0.30%	10/16/15	25,000	24,990,625
CHARTA, LLC(b)	0.20%	09/10/15	26,000	25,998,700
CRC Funding, LLC(b)	0.20%	09/10/15	21,100	21,098,945
Jupiter Securitization Co. LLC(b)	0.30%	10/20/15	35,000	34,985,708
Jupiter Securitization Co. LLC(b)	0.32%	11/18/15	25,000	24,982,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Multi-Purpose–(continued)
Nieuw Amsterdam Receivables Corp.(b)(d)	0.22%	09/03/15	$48,000	$47,999,413
Versailles Commercial Paper LLC(b)(c)	0.26%	10/02/15	20,000	20,000,000
Versailles Commercial Paper LLC(b)(c)	0.26%	10/02/15	20,000	20,000,000
				274,038,058

Diversified Banks–11.98%
BNP Paribas S.A.(d)	0.25%	09/14/15	20,000	19,998,194
Commonwealth Bank of Australia(b)(d)	0.21%	09/28/15	23,000	22,996,378
Commonwealth Bank of Australia(b)(c)(d)	0.33%	05/20/16	25,000	25,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.34%	05/19/16	20,000	19,998,716
Commonwealth Bank of Australia(b)(c)(d)	0.34%	05/26/16	70,000	69,984,772
DBS Bank Ltd.(b)(d)	0.20%	09/02/15	26,000	25,999,856
DBS Bank Ltd.(b)(d)	0.21%	09/18/15	30,000	29,997,025
DBS Bank Ltd.(b)(d)	0.21%	09/21/15	25,000	24,997,083
DBS Bank Ltd.(b)(d)	0.22%	09/24/15	30,000	29,995,783
ING (US) Funding LLC(d)	0.22%	09/14/15	20,000	19,998,411
ING (US) Funding LLC(d)	0.27%	09/18/15	20,000	19,997,450
J.P. Morgan Securities LLC(c)	0.38%	01/19/16	30,000	30,000,000
Mizuho Bank Ltd.(b)(d)	0.29%	10/15/15	40,000	39,986,066
Mizuho Bank Ltd.(b)(d)	0.30%	10/27/15	27,000	26,987,400
National Australia Bank Ltd.(b)(d)	0.22%	10/01/15	27,500	27,495,073
National Australia Bank Ltd.(b)(c)(d)	0.34%	01/29/16	20,000	20,000,000
Nordea Bank Finland PLC(b)(d)	0.26%	10/23/15	92,000	91,965,810
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	09/09/15	32,000	31,998,507
Standard Chartered Bank(b)(d)	0.28%	09/03/15	20,000	19,999,689
Toronto-Dominion Holdings (USA) Inc.(b)(d)	0.20%	09/28/15	26,000	25,996,100
Toronto-Dominion Holdings (USA) Inc.(b)(d)	0.22%	09/17/15	39,000	38,996,187
Toronto-Dominion Holdings (USA) Inc.(b)(d)	0.30%	10/16/15	62,000	61,976,750
Toronto-Dominion Holdings (USA) Inc.(b)(d)	0.30%	10/19/15	32,400	32,387,040
Toronto-Dominion Holdings (USA) Inc.(b)(d)	0.30%	10/22/15	30,000	29,987,250
United Overseas Bank Ltd.(b)(d)	0.32%	11/17/15	23,000	22,984,258
				809,723,798

Industrial Conglomerates–0.78%
Danaher Corp.(b)	0.27%	10/05/15	52,500	52,486,613

Regional Banks–4.69%
BNZ International Funding Ltd.(b)(d)	0.26%	09/16/15	27,000	26,997,075
BNZ International Funding Ltd.(b)(d)	0.26%	09/21/15	25,000	24,996,389
BNZ International Funding Ltd.(b)(d)	0.27%	09/08/15	26,000	25,998,660
Landesbank Hessen-Thueringen Girozentrale(b)(d)	0.19%	09/22/15	50,000	49,994,458
Landesbank Hessen-Thueringen Girozentrale(b)(d)	0.20%	09/04/15	75,000	74,998,750
Landesbank Hessen-Thueringen Girozentrale(b)(d)	0.20%	09/18/15	40,000	39,996,222
Macquarie Bank Ltd. (Australia)(b)(c)(d)	0.41%	01/22/16	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.27%	09/01/15	24,000	24,000,000
				316,981,554

Specialized Finance–1.11%
Nederlandse Waterschapsbank N.V.(b)(d)	0.24%	09/04/15	50,000	49,999,000
Nederlandse Waterschapsbank N.V.(b)(d)	0.27%	11/09/15	25,000	24,987,063
				74,986,063
Total Commercial Paper (Cost $2,644,196,190)				2,644,196,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–31.43%
Bank of Montreal(c)(d)	0.22%	09/15/15	$20,000	$20,000,000
Bank of Montreal(c)(d)	0.25%	09/03/15	46,000	46,000,000
Bank of Montreal(c)(d)	0.29%	12/11/15	26,000	26,000,000
Bank of Montreal(d)	0.36%	01/20/16	25,000	25,000,000
Bank of Nova Scotia(c)(d)	0.33%	03/09/16	26,000	26,000,000
Bank of Nova Scotia(c)(d)	0.43%	08/29/16	42,000	42,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.20%	09/08/15	40,000	40,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)(d)	0.32%	09/14/15	35,000	35,000,000
BNY Mellon Ltd.(d)	0.07%	09/01/15	293,750	293,750,000
Canadian Imperial Bank of Commerce(c)(d)	0.34%	01/08/16	27,000	27,000,000
China Construction Bank Corp.(d)	0.20%	09/08/15	20,000	20,000,000
DZ Bank AG Deutsche Zentral-Genossenschafts Bank(d)	0.31%	10/06/15	20,000	20,000,000
HSBC Bank USA N.A.(c)(d)	0.33%	12/11/15	29,000	29,000,000
HSBC Bank USA N.A.(c)(d)	0.34%	12/18/15	30,000	30,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.28%	09/21/15	30,000	30,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.28%	09/22/15	20,000	20,000,000
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.40%	01/27/16	25,000	25,000,000
Mizuho Bank Ltd.(d)	0.26%	10/01/15	40,000	40,000,000
Mizuho Bank Ltd.(d)	0.27%	09/22/15	23,000	23,000,000
Nordea Bank Finland PLC(d)	0.21%	09/01/15	30,000	30,000,000
Nordea Bank Finland PLC(d)	0.25%	10/23/15	20,000	19,999,856
Norinchukin Bank (The)(d)	0.20%	09/04/15	30,000	30,000,000
Norinchukin Bank (The)(d)	0.26%	09/14/15	29,000	29,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	09/08/15	30,000	30,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.21%	10/05/15	21,000	21,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.24%	09/18/15	30,000	30,000,000
Rabobank Nederland(d)	0.24%	09/17/15	29,000	29,000,000
Royal Bank of Canada(c)(d)	0.35%	02/08/16	27,000	27,000,000
Royal Bank of Canada(c)(d)	0.40%	09/02/16	100,000	100,000,000
Skandinaviska Enskilda Banken AB(d)	0.07%	09/01/15	300,000	300,000,000
Standard Chartered Bank(c)(d)	0.37%	12/17/15	77,000	77,000,000
Standard Chartered Bank(c)(d)	0.36%	01/15/16	20,000	20,000,000
Sumitomo Mitsui Banking Corp.(d)	0.26%	09/08/15	52,000	52,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.26%	09/16/15	25,000	25,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.29%	10/13/15	25,500	25,500,000
Svenska Handelsbanken AB (d)	0.06%	09/01/15	300,000	300,000,000
Toronto-Dominion Bank (The)(c)(d)	0.35%	01/20/16	30,000	30,000,000
Toronto-Dominion Bank (The)(c)(d)	0.45%	08/17/16	20,000	20,000,000
Wells Fargo Bank, N.A.(c)	0.28%	09/01/15	20,000	20,000,000
Wells Fargo Bank, N.A.(c)	0.34%	01/12/16	40,000	40,000,000
Westpac Banking Corp.(d)	0.20%	09/09/15	50,000	50,000,000
Total Certificates of Deposit (Cost $2,123,249,856)				2,123,249,856

Variable Rate Demand Notes–4.36%(e)
Credit Enhanced–4.36%
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	10/01/33	2,400	2,400,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/38	21,000	21,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(d)(f)	0.01%	12/31/47	$25,205	$25,205,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/33	1,800	1,800,000
Cleveland (City of), & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/37	6,375	6,375,000
Coshocton (County of) (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	03/01/19	1,300	1,300,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.04%	07/01/37	7,100	7,100,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(d)(f)	0.16%	03/01/21	3,700	3,700,000
Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.02%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.02%	06/01/40	255	255,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	2,900	2,900,000
Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	07/01/35	17,500	17,500,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	06/01/37	7,975	7,975,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	09/01/48	8,000	8,000,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	07/01/38	2,810	2,810,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/29	4,050	4,050,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/01/33	9,495	9,495,000
Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/26	8,400	8,400,000
New York (State of) Housing Finance Agency (8 East 102nd Street Housing); Series 2010 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	05/01/44	76,790	76,790,000
Oregon (State of) Facilities Authority (Peace Health); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	08/01/34	61,875	61,875,000
Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	01/01/27	4,030	4,030,000
Washington (State of) Housing Finance Commission (Panorama City); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	04/01/43	7,000	7,000,000
Total Variable Rate Demand Notes (Cost $294,805,000)				294,805,000

Notes–4.15%
New York Life Global Funding, Sec. Notes(b)(c)	0.35%	08/05/16	25,000	25,000,000
Wells Fargo Bank, N.A., Sr. Unsec. Medium-Term Notes(c)	0.40%	09/19/16	80,000	80,000,000
Wells Fargo Bank, N.A., Unsec. Medium-Term Notes (c)	0.40%	09/19/16	100,000	100,000,000
Westpac Banking Corp., Sr. Unsec. Notes (b)(c)(d)	0.53%	09/06/16	75,000	75,000,000
Total Notes (Cost $280,000,000)				280,000,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.08% (Cost $5,342,251,046)				5,342,251,046

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–20.90%(g)
Citigroup Global Markets Inc., Joint agreement dated 08/31/15, aggregate maturing value of $400,001,333 (collateralized by U.S. Treasury obligations valued at $408,000,000; 0%-3.75%, 07/31/17-08/15/44)	0.12%	09/01/15	$147,000,490	$147,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 03/16/15 (collateralized by Domestic Agency Mortgage-backed securities valued at $167,028,419; 3.50%-7.00%, 01/20/29-07/20/45)(d)(h)	0.57%	—	—	163,750,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/25/15, maturing value of $50,001,944 (collateralized by Domestic Agency Mortgage-backed securities valued at $51,000,576; 5.62%-5.95%, 07/25/38-03/25/45)(d)(i)	0.20%	09/01/15	50,001,944	50,000,000
ING Financial Markets, LLC, Agreement dated 08/31/15, maturing value $15,000,125 (collateralized by Domestic Corporate obligation valued at $16,500,795; 3.88%-6.88%, 02/15/17-07/23/25)(d)	0.30%	09/01/15	15,000,125	15,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/26/15, maturing value of $172,130,242 (collateralized by Domestic Non-Agency Mortgage-backed securities, Domestic Non-Agency Asset-backed securities and Foreign Corporate obligations valued at $189,200,000; 0%-6.48%, 04/18/25-02/12/51)(i)	0.47%	10/23/15	172,130,242	172,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/31/15, maturing value of $83,041,961 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities & Domestic Non-Agency Mortgage-backed securities valued at $91,300,000; 0.38%-5.53%, 03/15/28-10/25/47)	0.52%	10/05/15	83,041,961	83,000,000
RBC Capital Markets Corp., Joint term agreement dated 07/27/15, aggregate maturing value of $200,051,111 (collateralized by Domestic Agency Mortgage-backed securities valued at $204,000,000; 2.00%-7.00%, 10/01/23-08/20/45)(i)	0.10%	10/27/15	50,012,778	50,000,000
RBC Capital Markets Corp., Term agreement dated 06/04/15, maturing value of $124,831,088 (collateralized by Domestic and Foreign Corporate obligations valued at $130,987,500; 0%-10.20%, 07/12/16-09/15/45)(d)(i)	0.26%	09/02/15	124,831,088	124,750,000
RBC Capital Markets Corp., Term agreement dated 07/06/15, maturing value of $100,069,000 (collateralized by Domestic Agency Mortgage-backed securities & Foreign Corporate obligation valued at $102,000,000; 0%-81.42%, 04/10/18-08/01/45)(d)(i)	0.27%	10/06/15	100,069,000	100,000,000
Societe Generale, Joint agreement dated 08/31/15, maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)	0.13%	09/01/15	101,719,752	101,719,385
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $600,002,500 (collateralized by Domestic Agency Mortgage-backed securities valued at $612,000,001; 3.50%, 06/01/45-07/01/45	0.15%	09/01/15	200,000,833	200,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $550,002,292 (collateralized by Domestic Agency Mortgage-backed securities valued at $561,000,000; 0.50%-8.50%, 01/25/18-08/01/45)	0.15%	09/01/15	150,000,625	150,000,000
Wells Fargo Securities, LLC, Term agreement dated 06/04/15, maturing value of $55,068,750 (collateralized by Domestic and Foreign Corporate obligations, U.S. Government Sponsored Agency obligations and Domestic and Foreign Commercial Paper valued at $57,698,112; 0%-9.38%, 09/11/15-12/31/99)(i)	0.50%	09/02/15	55,068,750	55,000,000
Total Repurchase Agreements (Cost $1,412,219,385)				1,412,219,385
TOTAL INVESTMENTS(j)(k)–99.98% (Cost $6,754,470,431)				6,754,470,431
OTHER ASSETS LESS LIABILITIES–0.02%				1,074,582
NET ASSETS–100.00%				$6,755,545,013

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing

RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $2,464,208,767, which represented 36.48% of the Fund’s Net Assets.
(c)	Interest or dividend rate is predetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 13.7%; Sweden: 11.0%; Japan: 7.6%; Australia: 6.9%; other countries less than 5% each: 20.5%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1H.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are predetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
RBC Capital Markets Corp.	5.2%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2015

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–68.11%
Federal Farm Credit Bank (FFCB)–10.07%
Disc. Notes(a)	0.06%	09/21/15	$6,212	$6,211,793
Disc. Notes(a)	0.16%	01/06/16	5,000	4,997,178
Unsec. Bonds(b)	0.15%	10/08/15	25,000	24,999,868
Unsec. Bonds(b)	0.16%	12/09/15	75,000	74,997,900
Unsec. Bonds	4.88%	12/16/15	1,270	1,287,146
Unsec. Bonds(b)	0.17%	04/21/16	15,000	14,999,556
Unsec. Bonds(b)	0.22%	01/03/17	5,525	5,530,292
Unsec. Bonds(b)	0.23%	07/25/17	10,000	10,009,152
				143,032,885

Federal Home Loan Bank (FHLB)–26.45%
Unsec. Bonds	0.20%	11/17/15	1,800	1,800,063
Unsec. Bonds(b)	0.15%	05/18/16	20,000	20,000,000
Unsec. Disc. Notes(a)	0.20%	09/16/15	20,000	19,998,342
Unsec. Disc. Notes(a)	0.08%	09/23/15	2,783	2,782,872
Unsec. Disc. Notes(a)	0.16%	10/14/15	16,555	16,551,860
Unsec. Disc. Notes(a)	0.15%	11/12/15	40,000	39,988,000
Unsec. Disc. Notes(a)	0.16%	11/12/15	4,000	3,998,720
Unsec. Disc. Notes(a)	0.16%	11/16/15	5,000	4,998,364
Unsec. Disc. Notes(a)	0.15%	11/18/15	18,000	17,993,994
Unsec. Disc. Notes(a)	0.16%	11/25/15	20,000	19,992,680
Unsec. Disc. Notes(a)	0.16%	12/02/15	30,000	29,988,117
Unsec. Disc. Notes(a)	0.16%	12/04/15	9,000	8,996,240
Unsec. Disc. Notes(a)	0.17%	01/06/16	30,000	29,982,537
Unsec. Disc. Notes(a)	0.21%	01/19/16	13,100	13,089,302
Unsec. Disc. Notes(a)	0.21%	01/22/16	4,450	4,446,288
Unsec. Disc. Notes(a)	0.21%	01/26/16	2,000	1,998,285
Unsec. Disc. Notes(a)	0.22%	01/27/16	20,000	19,982,322
Unsec. Disc. Notes(a)	0.20%	02/10/16	1,914	1,912,277
Unsec. Disc. Notes(a)	0.24%	03/21/16	4,000	3,994,725
Unsec. Global Bonds(b)	0.17%	09/08/15	25,000	24,999,927
Unsec. Global Bonds(b)	0.16%	09/17/15	11,000	11,000,016
Unsec. Global Bonds(b)	0.16%	09/28/15	11,000	11,000,045
Unsec. Global Bonds(b)	0.17%	10/09/15	16,500	16,500,314
Unsec. Global Bonds(b)	0.16%	12/15/15	30,000	29,999,767
Unsec. Global Bonds(b)	0.15%	08/18/16	10,000	9,999,514
Unsec. Notes(b)	1.38%	12/11/15	3,550	3,561,138
Unsec. Notes(b)	2.38%	12/11/15	1,565	1,574,332
Unsec. Notes(b)	2.13%	12/21/15	2,075	2,087,035
Unsec. Notes(b)	5.00%	12/21/15	2,340	2,373,982
				375,591,058

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–15.28%
Unsec. Disc. Notes(a)	0.16%	01/11/16	$5,000	$4,997,158
Unsec. Disc. Notes(a)	0.14%	09/04/15	7,500	7,499,913
Unsec. Disc. Notes(a)	0.15%	09/04/15	17,500	17,499,781
Unsec. Disc. Notes(a)	0.15%	09/11/15	10,000	9,999,583
Unsec. Disc. Notes(a)	0.15%	10/09/15	5,000	4,999,235
Unsec. Disc. Notes(a)	0.14%	10/19/15	3,000	2,999,460
Unsec. Disc. Notes(a)	0.14%	11/13/15	20,000	19,994,322
Unsec. Disc. Notes(a)	0.15%	11/16/15	2,500	2,499,208
Unsec. Disc. Notes(a)	0.16%	11/16/15	7,000	6,997,636
Unsec. Disc. Notes(a)	0.15%	12/14/15	5,000	4,997,906
Unsec. Disc. Notes(a)	0.16%	01/20/16	10,000	9,993,929
Unsec. Disc. Notes(a)	0.16%	01/21/16	10,000	9,993,689
Unsec. Disc. Notes(a)	0.19%	01/21/16	21,482	21,466,274
Unsec. Disc. Notes(a)	0.18%	01/22/16	10,000	9,992,850
Unsec. Disc. Notes(a)	0.15%	01/26/16	3,000	2,998,162
Unsec. Disc. Notes(a)	0.19%	01/26/16	25,000	24,981,115
Unsec. Disc. Notes(a)	0.19%	01/29/16	12,000	11,990,500
Unsec. Disc. Notes(a)	0.19%	02/08/16	5,000	4,995,778
Unsec. Global Notes(b)	0.16%	02/18/16	15,000	14,998,934
Unsec. Global Notes(b)	0.20%	01/13/17	5,000	5,003,152
Series M006, Class A, Taxable VRD MFH Ctfs.(c)	0.25%	10/15/45	18,082	18,081,579
				216,980,164

Federal National Mortgage Association (FNMA)–12.79%
Unsec. Disc. Notes(a)	0.14%	09/02/15	2,083	2,082,992
Unsec. Disc. Notes(a)	0.15%	09/09/15	5,000	4,999,833
Unsec. Disc. Notes(a)	0.15%	09/16/15	9,500	9,499,406
Unsec. Disc. Notes(a)	0.14%	10/07/15	15,000	14,997,870
Unsec. Disc. Notes(a)	0.15%	10/07/15	22,192	22,188,732
Unsec. Disc. Notes(a)	0.14%	10/14/15	5,000	4,999,164
Unsec. Disc. Notes(a)	0.13%	10/21/15	10,000	9,998,195
Unsec. Disc. Notes(a)	0.14%	10/21/15	2,885	2,884,459
Unsec. Disc. Notes(a)	0.13%	10/28/15	11,294	11,291,675
Unsec. Disc. Notes(a)	0.14%	11/12/15	25,000	24,993,250
Unsec. Disc. Notes(a)	0.16%	01/11/16	3,000	2,998,295
Unsec. Disc. Notes(a)	0.15%	01/13/16	5,750	5,746,897
Unsec. Disc. Notes(a)	0.17%	01/20/16	12,000	11,992,245
Unsec. Disc. Notes(a)	0.18%	01/27/16	5,000	4,996,300
Unsec. Disc. Notes(a)	0.20%	02/01/16	1,566	1,564,735
Unsec. Disc. Notes(a)	0.20%	02/01/16	3,459	3,456,060
Unsec. Disc. Notes(a)	0.21%	03/01/16	5,000	4,994,692
Unsec. Disc. Notes(a)	0.22%	03/25/16	2,000	1,997,482
Unsec. Global Notes	0.38%	12/21/15	3,178	3,179,560
Unsec. Global Notes(b)	0.22%	08/12/16	5,000	5,002,422
Unsec. Global Notes(b)	5.00%	03/15/16	2,950	3,024,690
Unsec. Notes	0.14%	09/01/15	5,000	5,000,000
Unsec. Notes(b)	0.21%	07/25/16	7,000	7,001,882
Unsec. Notes(b)	0.22%	08/15/16	11,700	11,705,031
Unsec. Notes(b)	10.35%	12/10/15	1,015	1,043,129
				181,638,996

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Overseas Private Investment Corp. (OPIC)–1.05%
Unsec. Gtd. VRD COP Bonds(c)	0.17%	12/15/19	$14,904	$14,904,000

U.S. Treasury Notes–2.47%
U.S. Treasury Notes(b)	0.13%	07/31/17	35,000	35,001,550
TOTAL INVESTMENTS (excluding Repurchase Agreements)–68.11% (Cost $967,148,653)				967,148,653

			Repurchase Amount

Repurchase Agreements–31.88%(d)
BMO Capital Markets Corp., Joint agreement dated 08/31/15, aggregate maturing value of $200,000,667 (collateralized by U.S. Government Sponsored Agency obligations valued at $204,000,745; 0%-6.75%, 09/10/15-11/15/38)	0.12%	09/01/15	100,000,333	100,000,000
Citigroup Global Markets Inc., Joint agreement dated 08/31/15, aggregate maturing value of $250,000,903 (collateralized by U.S. Government Sponsored Agency obligations valued at $255,000,340; 0%-6.25%, 01/20/16-07/15/36)	0.13%	09/01/15	100,000,361	100,000,000
Citigroup Global Markets Inc., Joint term agreement dated 08/12/15, aggregate maturing value of $250,031,597 (collateralized by U.S. Government Sponsored Agency and U.S. Treasury obligations valued at $255,000,000; 0%-8.25%, 09/14/15-04/01/56)(e)	0.13%	09/16/15	50,006,319	50,000,000
ING Financial Markets, LLC, Joint agreement dated 08/31/15, aggregate maturing value of $150,000,542 (collateralized by U.S. Government Sponsored Agency and U.S. Treasury obligations valued at $153,001,075; 0.88%-3.50%, 02/22/17-05/15/2025)	0.13%	09/01/15	50,000,181	50,000,000
ING Financial Markets, LLC, Joint term agreement dated 08/04/15, aggregate maturing value of $250,025,000 (collateralized by U.S. Treasury obligations valued at $255,004,162; 1.75%-3.75%, 05/15/23-11/15/43)(e)	0.12%	09/03/15	70,007,000	70,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 08/26/15, aggregate maturing value of $350,006,125 (collateralized by U.S. Government Sponsored Agency obligations securities valued at $357,000,592; 0%-3.50%, 01/04/16-03/14/33)	0.09%	09/02/15	50,000,875	50,000,000
Societe Generale, Joint agreement dated 08/31/15, aggregate maturing value of $750,002,708 (collateralized by U.S. Treasury obligations valued at $765,000,001; 0.13%-5.38%, 11/30/15-02/15/41)(e)	0.13%	09/01/15	32,622,789	32,622,671
Total Repurchase Agreements (Cost $452,622,671)				452,622,671
TOTAL INVESTMENTS(f)–99.99% (Cost $1,419,771,324)				1,419,771,324
OTHER ASSETS LESS LIABILITIES–0.01%				198,749
NET ASSETS–100.00%				$1,419,970,073

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed
MFH	– Multi-Family Housing
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(d)	Principal amount equals value at period end. See Note 1H.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2015

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.92%
Alabama–3.82%
Huntsville (City of); Series 2012 A, Ref. & Improvement GO Wts.	3.00%	11/01/15	$400	$401,865
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.02%	05/01/41	1,300	1,300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.04%	07/01/40	3,000	3,000,000
				4,701,865

Arizona–2.64%
Arizona (State of) Agricultural Improvement and Power District (Salt River); Series 2009 B, Electric System RB	4.00%	01/01/16	250	253,151
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing, LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.03%	04/15/30	3,000	3,000,000
				3,253,151

California–5.74%
California (State of) (Kindergarten University Public Education Facilities); Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC–Citibank, N.A.)(a)(b)	0.01%	05/01/34	2,200	2,200,000
California Infrastructure & Economic Development Bank; Series 2009 C, Pacific Gas & Electric Co., Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.01%	12/01/16	3,400	3,400,000
Torrance (City of); Series 2015, TRAN	1.50%	06/30/16	1,450	1,464,279
				7,064,279

Colorado–1.45%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	02/01/31	300	300,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	07/01/34	300	300,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	06/01/30	400	400,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	04/01/24	150	150,000
Gateway Regional Metropolitan District; Series 2008, Ref. & Improvement VRD Limited Tax GO Bonds (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.07%	12/01/37	640	640,000
				1,790,000

Delaware–1.50%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/36	500	500,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	05/01/36	1,350	1,350,000
				1,850,000

District of Columbia–0.37%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	01/01/29	450	450,000

Florida–4.36%
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	10/01/21	945	945,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	07/01/32	3,520	3,520,000
Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(a)(d)(e)	0.05%	12/01/32	900	900,000
				5,365,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–2.66%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)(d)(e)	0.11%	01/01/29	$1,300	$1,300,000
DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	08/01/21	100	100,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	01/01/20	200	200,000
Georgia (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	07/01/16	500	519,433
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(d)(e)	0.17%	12/01/18	400	400,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	09/01/20	300	300,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	11/01/27	460	460,000
				3,279,433

Illinois–2.30%
Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(a)(b)(d)(e)	0.10%	03/01/33	350	350,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.10%	10/01/17	150	150,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.02%	06/01/40	1,305	1,305,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.11%	06/01/17	175	175,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	02/01/21	180	180,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–BMO Harris N.A.)(a)(b)(e)	0.14%	04/01/22	671	671,000
				2,831,000

Indiana–5.86%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	08/01/37	1,000	1,000,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.02%	06/01/40	3,385	3,385,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–BMO Harris, N.A.)(a)(b)(e)	0.14%	03/01/22	1,215	1,215,000
La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–BMO Harris, N.A.)(a)(b)(e)	0.14%	11/01/18	1,430	1,430,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	10/01/19	180	180,000
				7,210,000

Iowa–0.57%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(e)	0.17%	06/01/28	700	700,000

Kansas–2.37%
Olathe (City of); Series 226, Improvement Unlimited Tax GO Bonds	5.00%	10/01/15	200	200,776
Wichita (City of); Series 2015-272, GO Temporary Notes	1.00%	10/15/15	1,275	1,276,323
Wichita (City of); Series 2015-272, GO Temporary Notes	2.00%	04/15/16	1,430	1,445,546
				2,922,645

Kentucky–1.46%
Louisville & Jefferson (County of) Metro Government; Series 2014 E, Unlimited Tax GO Bonds	2.00%	12/01/15	610	612,809
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/38	1,190	1,190,000
				1,802,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–0.21%
Louisiana (State of); Series 2012 A-1, Ref. Gasoline and Fuels Tax RB	5.00%	05/01/16	$250	$257,696

Maryland–1.99%
Baltimore (County of); Series 2010 A, Ref. Consolidated Public Improvement GO Bonds	5.00%	11/01/15	175	176,398
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/28	770	770,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A)(a)(b)	0.01%	07/01/41	815	815,000
Maryland (State of) State and Local Facilities Loan; Series 2013- 1A, GO Bonds	5.00%	03/01/16	275	281,518
Prince George (County of); Series 2011 B, Ref. GO Bonds	5.00%	09/15/15	400	400,747
				2,443,663

Massachusetts–4.09%
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	07/01/38	115	115,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(a)(b)	0.19%	03/01/39	4,925	4,925,000
				5,040,000

Michigan–1.23%
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/19	1,265	1,265,000
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC–FHLB of Indianapolis)(a)(b)(e)	0.17%	07/01/32	250	250,000
				1,515,000

Minnesota–3.73%
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada)(a)(b)(c)(e)	0.03%	08/01/47	4,200	4,200,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/35	250	250,000
St. Paul (City of); Series 2014 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	09/01/15	140	140,000
				4,590,000

Mississippi–0.81%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.01%	12/01/30	1,000	1,000,000

Missouri–3.70%
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.03%	08/01/38	2,245	2,245,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.12%	12/01/19	300	300,000
St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	04/15/27	706	706,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	11/15/43	1,300	1,300,000
				4,551,000

New Hampshire–0.81%
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	07/01/38	1,000	1,000,000

New York–3.25%
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 A, VRD RB (LOC– Bank of China)(a)(b)(c)	0.07%	11/01/49	2,500	2,500,000
Series 2015 A, VRD RB (LOC– Bank of China)(a)(b)(c)	0.07%	11/01/49	1,500	1,500,000
				4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–3.61%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	0.15%	07/01/21	$450	$450,000
Durham (County of); Series 2010 A, Unlimited Tax GO Bonds	5.00%	11/01/15	200	201,598
Greensboro (City of) (Combined Enterprise System); Series 2012 A, Ref. RB	5.00%	06/01/16	200	206,909
Guilford (County of); Series 2009 A, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/16	200	203,976
Guilford (County of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/16	700	716,630
Mecklenburg (County of); Series 2005 C, Unlimited Tax GO Bonds	5.00%	02/01/16	375	382,432
Mecklenburg (County of); Series 2008 B, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/16	190	193,782
Raleigh (City of); Series 2012 B, Public Improvement Unlimited Tax GO Bonds	5.00%	04/01/16	475	488,282
Raleigh (City of ) (Combined Enterprise System); Series 2006 A, RB	5.00%	03/01/16	250	255,994
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(b)(e)	0.08%	08/01/20	1,350	1,350,000
				4,449,603

Ohio–5.28%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	11/01/40	1,200	1,200,000
Cleveland (City of) and Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	01/01/37	1,500	1,500,000
Cuyahoga (County of); Series 2012 A, Ref. Capital Improvement Limited Tax GO Bonds	3.00%	12/01/15	200	201,394
Franklin (County of) (Ohio Health Corp.); Series 2011 C, Ref. Hospital Facilities RB	0.06%	11/15/33	600	600,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.04%	12/01/21	3,000	3,000,000
				6,501,394

Oklahoma–0.20%
Tulsa (County of) Independent School District No. 9 (Union Board of Education) Combined Purpose; Series 2014, Unlimited Tax GO Bonds	1.00%	04/01/16	250	251,012

Oregon–3.14%
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(e)	0.17%	07/01/27	205	205,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	08/01/34	1,600	1,600,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	11/01/28	2,060	2,060,000
				3,865,000

Pennsylvania–5.16%
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(a)(b)	0.15%	11/01/30	760	760,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/25	1,170	1,170,000
Luzerne (County of) Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	11/01/26	195	195,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.13%	12/01/25	400	400,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.17%	04/01/17	100	100,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program); Series 2001 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.13%	08/01/26	100	100,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- The Crefeld School); Series 2001 E-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.13%	12/01/26	425	425,000
Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.17%	12/01/26	575	575,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.13%	08/01/26	$225	$225,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennsylvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.13%	11/01/18	400	400,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	05/01/32	2,000	2,000,000
				6,350,000

South Carolina–0.11%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	07/01/17	140	140,000

Texas–12.75%
Austin Community College District; Series 2015, Limited Tax GO Bonds	3.00%	08/01/16	300	307,245
Collin (County of); Series 2015, Ref. Unlimited Tax Road Bonds	2.00%	02/15/16	1,000	1,008,110
Conroe Independent School District; Series 2012, Ref. Unlimited Tax School Building GO Bonds	5.00%	02/15/16	175	178,792
Dallas (City of); Series 2007, UnRefunded Balance-Ref. & Improvement Limited Tax GO Bonds	5.00%	02/15/16	280	286,083
Dallas (City of); Series 2012, UnRefunded Balance-Ref. Limited Tax GO Bonds	4.00%	02/15/16	450	457,675
Denton (City of); Series 2015, Limited Tax GO Ctfs.	2.00%	02/15/16	480	483,699
Denton (County of); Series 2013, Limited Tax GO Notes	3.00%	04/15/16	250	254,148
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/28	300	300,000
Tarrant (County of) Regional Water District; Series 2012 A, Ref. Water Control & Improvement RB	5.00%	03/01/16	1,100	1,126,157
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/42	5,300	5,300,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/25	6,000	6,000,000
				15,701,909

Utah–2.23%
Ogden (City of) Redevelopment Agency; Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.24%	12/01/27	1,020	1,020,000
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.12%	08/01/28	270	270,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	09/01/32	1,000	1,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.07%	04/01/42	450	450,000
				2,740,000

Virginia–3.82%
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(a)(b)(c)	0.01%	12/31/47	4,500	4,500,000
Fairfax (County of); Series 2013 A, Public Improvement Bonds	4.00%	10/01/15	200	200,627
				4,700,627

Washington–3.44%
Spokane (County of); Series 2011, Ref. Limited Tax GO Bonds	5.00%	12/01/15	375	379,485
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	11/01/32	750	750,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	12/15/44	3,100	3,100,000
				4,229,485

Wisconsin–4.26%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.02%	10/01/42	2,580	2,580,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.08%	07/01/16	$370	$370,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	06/01/37	1,290	1,290,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	07/01/35	1,000	1,000,000
				5,240,000
TOTAL INVESTMENTS(f)(g)–98.92% (Cost $121,786,571)				121,786,571
OTHER ASSETS LESS LIABILITIES–1.08%				1,327,154
NET ASSETS–100.00%				$123,113,725

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 8.0%; other countries less than 5% each: 11.9%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $5,165,000, which represented 4.20% of the Fund’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
PNC Bank, N.A.	6.7%
Federal National Mortgage Association	5.8
Wells Fargo Bank, N.A.	5.8
Federal Home Loan Mortgage Corporation	5.7
TD Bank, N.A.	5.6
Federal Home Loan Banks	5.5
U.S. Bancorp	5.4
Northern Trust Corporation	5.4
JPMorgan Chase Bank, N.A.	5.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Assets and Liabilities

August 31, 2015

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Assets:
Investments, at value and cost	$5,342,251,046	$967,148,653	$121,786,571
Repurchase agreements, at value and cost	1,412,219,385	452,622,671	—
Total investments, at value and cost	6,754,470,431	1,419,771,324	121,786,571
Cash	14,971	—	175,179
Receivable for:
Investments sold	605,000	—	1,000,186
Fund shares sold	19,184	14,815	1,821
Interest	992,080	250,730	147,162
Fund expenses absorbed	—	21,285	3,736
Investment for trustee deferred compensation and retirement plans	—	3,710	—
Total assets	6,756,101,666	1,420,061,864	123,114,655

Liabilities:
Payable for:
Fund shares reacquired	47,832	2,606	—
Amount due custodian	—	33,091	—
Dividends	507,094	52,384	930
Accrued fees to affiliates	1,727	—	—
Trustee deferred compensation and retirement plans	—	3,710	—
Total liabilities	556,653	91,791	930
Net assets applicable to shares outstanding	$6,755,545,013	$1,419,970,073	$123,113,725

Net assets consist of:
Shares of beneficial interest	$6,755,410,466	$1,419,863,169	$123,117,365
Undistributed net investment income	116,890	97,334	27,111
Undistributed net realized gain (loss)	17,657	9,570	(30,751)
	$6,755,545,013	$1,419,970,073	$123,113,725

Net Assets:
Investor Class	$50,777,755	$22,408,804	$8,093,052
Institutional Class	$6,704,767,258	$1,397,561,269	$115,020,673

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	50,776,763	22,407,622	8,093,071
Institutional Class	6,704,636,238	1,397,483,948	115,020,947
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Operations

For the year ended August 31, 2015

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Investment income:
Interest	$19,808,486	$1,665,160	$114,119

Expenses:
Advisory fees	22,700,957	3,948,220	329,715
Less: Fees waived and expenses reimbursed	(6,358,773)	(2,567,776)	(247,059)
Net expenses	16,342,184	1,380,444	82,656
Net investment income	3,466,302	284,716	31,463
Net realized gain from Investment securities	81,031	9,150	—
Net increase in net assets resulting from operations	$3,547,333	$293,866	$31,463

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Changes in Net Assets

For the years ended August 31, 2015 and 2014

	Premier Portfolio		Premier U.S. Government Money Portfolio		Premier Tax-Exempt Portfolio
	2015	2014	2015	2014	2015	2014
Operations:
Net investment income	$3,466,302	$2,170,790	$284,716	$202,213	$31,463	$32,279
Net realized gain	81,031	26,062	9,150	420	—	—
Net increase in net assets resulting from operations	3,547,333	2,196,852	293,866	202,633	31,463	32,279

Distributions to shareholders from net investment income:
Investor Class	(20,466)	(13,745)	(3,405)	(2,701)	(2,059)	(1,801)
Institutional Class	(3,446,141)	(2,156,740)	(281,672)	(199,158)	(29,404)	(30,478)
Total distributions from net investment income	(3,466,607)	(2,170,485)	(285,077)	(201,859)	(31,463)	(32,279)

Share transactions–net:
Investor Class	(7,483,672)	(2,721,436)	2,320,636	(3,176,754)	(2,065,071)	860,662
Institutional Class	(2,619,681,466)	(725,423,786)	17,021,515	(35,822,221)	(4,863,381)	(38,787,103)
Net increase (decrease) in net assets resulting from share transactions	(2,627,165,138)	(728,145,222)	19,342,151	(38,998,975)	(6,928,452)	(37,926,441)
Net increase (decrease) in net assets	(2,627,084,412)	(728,118,855)	19,350,940	(38,998,201)	(6,928,452)	(37,926,441)

Net assets:
Beginning of year	9,382,629,425	10,110,748,280	1,400,619,133	1,439,617,334	130,042,177	167,968,618
End of year*	$6,755,545,013	$9,382,629,425	$1,419,970,073	$1,400,619,133	123,113,725	$130,042,177
* Includes accumulated undistributed net investment income	$116,890	$117,195	$97,334	$93,638	$27,111	$28,522

Notes to Financial Statements

August 31, 2015

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

24                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

Each Fund may periodically participate in litigation related to Fund investments. As such, each Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

Each Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. Each Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in each Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of each Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, each Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Repurchase Agreements — Each Fund may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, each Fund might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover their investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-

25                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund, other than Premier U.S. Government Money Portfolio, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”), the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees equal to 0.07% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.

For the year ended August 31, 2015, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$6,356,268
Premier U.S. Government Money Portfolio	1,105,502
Premier Tax-Exempt Portfolio	—

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2015 are shown below:

	Investor Class	Institutional Class
Premier Portfolio	$15	$2,490
Premier U.S. Government Money Portfolio	18,567	1,443,707
Premier Tax-Exempt Portfolio	16,563	230,496

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively. Invesco and IDI do not charge the Funds any fees under these agreements.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2015, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for each Fund for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those

26                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2015, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/ (Losses)
Premier Portfolio	$56,926,117	$85,090,458	$—
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	176,609,975	146,032,390	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Each Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan, are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

Each Fund is permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, each Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2015 and 2014:

	2015	2014
	Ordinary Income	Ordinary Income
Premier Portfolio	$3,466,607	$2,170,485
Premier U.S. Government Money Portfolio	285,077	201,859
Premier Tax-Exempt Portfolio	31,463	32,279

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Premier Portfolio	$134,547	$—	$—	$6,755,410,466	$6,755,545,013
Premier U.S. Government Money Portfolio	110,615	(3,711)	—	1,419,863,169	1,419,970,073
Premier Tax-Exempt Portfolio	27,111	—	(30,751)	123,117,365	123,113,725

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

27                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Funds have a capital loss carryforward as of August 31, 2015 which expires as follows:

Short-Term
Fund	08/31/19	Not Subject to Expiration	Total*
Premier Portfolio	$—	$—	$—
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	27,083	3,668	30,751

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of income and distributions, on August 31, 2015. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Premier Portfolio	$—	$—	$—
Premier U.S. Government Money Portfolio	4,057	(4,057)	—
Premier Tax-Exempt Portfolio	(1,411)	—	1,411

NOTE 9—Share Information

Premier Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Investor Class	22,961,016	$22,961,016	28,097,935	$28,097,935
Institutional Class	34,430,955,903	34,430,955,903	32,661,374,718	32,661,374,718

Issued as reinvestment of dividends:
Investor Class	20,359	20,359	13,612	13,612
Institutional Class	723,868	723,868	713,838	713,838

Reacquired:
Investor Class	(30,465,047)	(30,465,047)	(30,832,983)	(30,832,983)
Institutional Class	(37,051,361,237)	(37,051,361,237)	(33,387,512,342)	(33,387,512,342)
Net increase (decrease) in share activity	(2,627,165,138)	$(2,627,165,138)	(728,145,222)	$(728,145,222)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 48% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

28                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Share Information-(continued)

Premier U.S. Government Money Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Investor Class	21,626,922	$21,626,922	6,443,901	$6,443,901
Institutional Class	8,968,033,388	8,968,033,388	7,597,696,411	7,597,696,411

Issued as reinvestment of dividends:
Investor Class	3,392	3,392	2,687	2,687
Institutional Class	94,669	94,669	79,484	79,484

Reacquired:
Investor Class	(19,309,678)	(19,309,678)	(9,623,342)	(9,623,342)
Institutional Class	(8,951,106,542)	(8,951,106,542)	(7,633,598,116)	(7,633,598,116)
Net increase (decrease) in share activity	19,342,151	$19,342,151	(38,998,975)	$(38,998,975)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Premier Tax-Exempt Portfolio

	Summary of Share Activity
	Years ended August 31,
	2015(a)		2014
	Shares	Amount	Shares	Amount
Sold:
Investor Class	3,993,654	$3,993,654	5,051,069	$5,051,069
Institutional Class	193,810,192	193,810,192	275,888,102	275,888,102

Issued as reinvestment of dividends:
Investor Class	2,055	2,055	1,794	1,794
Institutional Class	20,604	20,604	23,612	23,612

Reacquired:
Investor Class	(6,060,780)	(6,060,780)	(4,192,201)	(4,192,201)
Institutional Class	(198,694,177)	(198,694,177)	(314,698,817)	(314,698,817)
Net increase (decrease) in share activity	(6,928,452)	$(6,928,452)	(37,926,441)	$(37,926,441)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

29                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Premier Portfolio
Year ended 08/31/15	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.04%	$6,704,767	0.18	%(c)	0.25	%(c)	0.04	%(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	9,324,369	0.18		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	10,049,766	0.18		0.25		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	7,665,881	0.18		0.25		0.11
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	4,829,849	0.20		0.25		0.08
Premier U.S. Government Money Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,397,561	0.09	(c)	0.25	(c)	0.02	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	1,380,531	0.07		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,146,352	0.12		0.25		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,509,474	0.11		0.25		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,323,445	0.16		0.25		0.02
Premier Tax-Exempt Portfolio
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	115,021	0.06	(c)	0.25	(c)	0.03	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	119,884	0.10		0.25		0.01
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	158,671	0.17		0.25		0.04
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	219,811	0.22		0.25		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	329,114	0.24		0.25		0.08

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $9,026,666, $1,559,235 and $123,044 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.

30                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Institutional Class

Shareholders of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust):

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Institutional Class financial highlights present fairly, in all material respects, the financial position of Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (the three portfolios constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter referred to as the “Trusts”) at August 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Institutional Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases have not been received, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 27, 2015

Houston, Texas

31                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class of each Fund, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in each Fund at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses of each Fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class	Beginning Account Value (03/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/15)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/15)	Expenses Paid During Period[2]
Premier Portfolio	$1,000.00	$1,000.30	$0.91	$1,024.30	$0.92	0.18%
Premier U.S. Government Money Portfolio	1,000.00	1,000.10	0.50	1,024.70	0.51	0.10
Premier Tax-Exempt Portfolio	1,000.00	1,000.00	0.25	1.024.95	0.26	0.05

[1]	The actual ending account value is based on the actual total return of each Fund for the period March 1, 2015, through August 31, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

32                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio)

The Board of Trustees (the Board) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and, for Premier Portfolio and Premier Tax-Exempt Portfolio, also the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

Premier Portfolio and Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. With respect to Premier Portfolio and Premier Tax-Exempt Portfolio, the Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of either Fund.

Premier Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Premier U.S. Government Money Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund the same as the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

33                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the third quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was below the performance of the Index for the one year period, at the performance of the Index for the three year period and above the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared each Fund’s contractual management fee rate to the contractual management fee rates of funds in each Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Investor Class shares of each Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

Premier Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Premier U.S. Government Money Portfolio

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2015 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers does not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

Premier Tax-Exempt Portfolio

The Board compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements.

34                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

Each Fund designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2015:

Federal and State Income Tax
	Tax-Exempt Dividends*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*
Premier Portfolio	0.00%	0.00%	0.00%	0.00%
Premier U.S. Government Money Portfolio	0.00%	0.00%	0.00%	0.25%
Premier Tax-Exempt Portfolio	100%	0.00%	0.00%	0.00%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains**	Qualified Interest Income**
Premier U.S. Government Money Portfolio	0.00%	100.00%

**	The above percentage is based on income dividends paid to shareholders during each Fund’s fiscal year.

35                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization).

			144	None
Philip A. Taylor[2] — 1954 Trustee and Executive Vice President	2006

Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company),Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company; Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Chief Executive Officer, Invesco Canada Fund Inc (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.c.

			144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute	144	ALPS (Attorneys Liability Protection Society) (insurance company) and Globe Specialty Metals, Inc. (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	144	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan; Member of the Audit Committee of the Edward-Elmhurst Hospital
James T. Bunch — 1942 Trustee	2000	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Founder, Green Manning & Bunch Ltd. (investment banking firm) (1988-2010); Executive Committee, United States Golf Association: and Chairman, Board of Governors, Western Golf Association;	144	Chairman of the Board of Trustees, Evans Scholars Foundation; and Chairman of the Board, Denver Film Society
Rodney F. Dammeyer — 1940 Trustee	2010

Chairman of CAC, LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			144	Director of Quidel Corporation and Stericycle, Inc.
Albert R. Dowden — 1941 Trustee	2003

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Nature’s Sunshine Products, Inc. and Reich & Tang Funds (5 portfolios) (registered investment company)

Formerly: Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			144	Director of: Nature’s Sunshine Products, Inc., Reich & Tang Funds, Homeowners of America Holding Corporation/ Homeowners of America Insurance Company, the Boss Group
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	144	Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	2003	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None
Larry Soll — 1942 Trustee	1997	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None
Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to 2000, President of the University of Chicago	144	Trustee of the University of Rochester and a member of its investment committee; Member of the National Academy of Sciences and the American Philosophical Society; Fellow of the American Academy of Arts and Sciences

T-2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	144	None
Suzanne H. Woolsey — 1941 Trustee	2014	Chief Executive Officer of Woolsey Partners LLC	144	Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses; Trustee of Colorado College; Trustee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010 Trustee of the Rocky Mountain Institute
Other Officers
Karen Dunn Kelley — 1960 President and Principal Executive Officer	2003

Senior Managing Director, Investments, Invesco Ltd.; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only)

Formerly: Director and President, INVESCO Asset Management (Bermuda) Ltd., Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust	N/A	N/A

T-3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
		Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	2003

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.	N/A	N/A
Lisa O. Brinkley — 1959 Chief Compliance Officer	2004

Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A., Inc.); and Chief Compliance Officer, The Invesco Funds

Formerly: Global Assurance Officer, Invesco Ltd. and Vice President, The Invesco Funds; Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company.

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your house-hold, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862 CM-I-TST-AR-2 Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) to (d)

Fees Billed by PWC Related to the Registrant

PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

	Fees Billed for Services Rendered to the Registrant for fiscal year end 2015	(e)(2) Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2015 Pursuant to Waiver of Pre-Approval Requirement(1)	Fees Billed for Services Rendered to the Registrant for fiscal year end 2014	(e)(2) Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2014 Pursuant to Waiver of Pre-Approval Requirement(1)
Audit Fees	$52,500	N/A	$51,000	N/A
Audit-Related Fees	$0	0%	$0	0%
Tax Fees(2)	$13,800	0%	$11,420	0%
All Other Fees	$0	0%	$0	0%

Total Fees	$66,300	0%	$62,420	0%

(g) PWC billed the Registrant aggregate non-audit fees of $13,800 for the fiscal year ended 2015, and $11,420 for the fiscal year ended 2014, for non-audit services rendered to the Registrant.

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.
(2)	Tax fees for the fiscal year end 2015 includes fees billed for reviewing tax returns. Tax fees for the fiscal year end 2014 includes fees billed for reviewing tax returns.

Fees Billed by PWC Related to Invesco and Invesco Affiliates

PWC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Invesco Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the last two fiscal years as follows:

	Fees Billed for Non- Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2015 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	(e)(2) Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2015 Pursuant to Waiver of Pre- Approval Requirement(1)	Fees Billed for Non- Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2014 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	(e)(2) Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2014 Pursuant to Waiver of Pre- Approval Requirement(1)
Audit-Related Fees	$574,000	0%	$574,000	0%
Tax Fees	$0	0%	$0	0%
All Other Fees	$2,600,000	0%	$0	0%

Total Fees(2)	$3,174,000	0%	$574,000	0%

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, Invesco and Invesco Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.
(2)	Audit-Related fees for the year end 2015 include fees billed related to reviewing controls at a service organization. Audit-Related fees for the year end 2014 include fees billed related to reviewing controls at a service organization.

(g) Including the fees for services not required to be pre-approved by the registrant’s audit committee, PWC billed Invesco and Invesco Affiliates aggregate non-audit fees of $7,224,954 for the fiscal year ended 2015, and $2,684,926 for the fiscal year ended 2014, for non-audit services rendered to Invesco and Invesco Affiliates.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC’s independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

(f) Not applicable.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees of

the Invesco Funds (the “Funds”)

Last Amended May 4, 2010

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committees of the Funds’ (the “Audit Committees”) Board of Trustees (the “Board”) are responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees (“general pre-approval”) or require the specific pre-approval of the Audit Committees (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee generally on an annual basis. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

Delegation

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committees at the next quarterly meeting.

Audit Services

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committees will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committees’ general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committees will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committees will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committees’ pre-approval of permissible Tax services, the Auditor shall:

1.	Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

a.	The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.	Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.	Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

3.	Document the substance of its discussion with the Audit Committees.

All Other Auditor Services

The Audit Committees may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committees will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

Generally on an annual basis, Invesco Advisers, Inc. (“Invesco”) will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund’s Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committees on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management of Invesco will immediately report to the chairman of the Audit Committees any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management of Invesco.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any service or product provided for a contingent fee or a commission

•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

•	Tax services for persons in financial reporting oversight roles at the Fund

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 13, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2015, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Code of Ethics.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	November 9, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	November 9, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 9, 2015

EXHIBIT INDEX

12(a) (1)	Code of Ethics.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.